UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06139

                      	BBH Fund, Inc.
		BBH Inflation Indexed Securities Fund
		BBH International Equity Fund
		BBH Tax Efficient Equity Fund
		BBH Broad Market Fixed Income Fund

               (Exact name of registrant as specified in charter)

               			40 Water Street Boston MA., 02109-3661
                    (Address of principal executive offices)

       Nancy D. Osborn, Principal Financial Officer,
				BBH Fund, Inc., 40 Water Street,
        			Boston, MA,  01915.
         			Mailing address:  140 Broadway, New York, NY, 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-7237

Date of fiscal year end: OCTOBER 31

Date of reporting period: APRIL 30, 2005

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.




ITEM 1. REPORTS TO STOCKHOLDERS.
                             [LOGO] BROWN
                                    BROTHERS
                                    HARRIMAN

--------------------------------------------------------------------------------
                               Semi-Annual Report
                                 April 30, 2005
--------------------------------------------------------------------------------

                      BBH INFLATION-INDEXED SECURITIES FUND

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
April 30, 2005 (unaudited)

BREAKDOWN BY SECURITY TYPE
                                                                      PERCENT OF
                                                    U.S. $ VALUE      NET ASSETS
                                                   -------------      ----------
Asset Backed Securities .....................      $  16,630,083          2.9%
Corporate Bonds .............................         45,524,557          8.1
Foreign Government Bonds ....................         27,761,094          4.9
Municipal Bonds .............................         12,209,007          2.2
U.S. Government Agency Obligations ..........         14,985,540          2.7
U.S. Treasury Notes and Bonds ...............        509,130,566         90.2
Time Deposit ................................          5,500,000          1.0
Liabilities in Excess of Cash
  and Other Assets ..........................        (67,448,909)       (12.0)
                                                   -------------        -----
NET ASSETS ..................................      $ 564,291,938        100.0%
                                                   =============        =====

All data as of April 30, 2005. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

   Principal
    Amount                                                                                             Value
---------------                                                                                     ------------
                   U.S. TREASURY NOTES AND BONDS (90.2%)
$    12,226,959    3.375%, 1/15/2007(1)......................................................       $ 12,832,096
     36,744,150    3.625%, 1/15/2008(1)......................................................         39,521,493
     31,968,556    3.875%, 1/15/2009(1)......................................................         35,328,994
     41,320,306    0.875%, 4/15/2010(1)......................................................         40,758,598
     61,806,916    3.000%, 7/15/2012(1)......................................................         68,748,141
     52,215,000    1.875%, 7/15/2013(1)......................................................         53,822,230
     66,230,377    2.000%, 7/15/2014(1)......................................................         68,732,097
     32,268,920    1.625% 1/15/2015(1).......................................................         32,358,402
     31,843,288    2.375%, 1/15/2025(1)......................................................         34,780,099
     28,237,460    3.625%, 4/15/2028(1)......................................................         37,726,800
     10,545,000    5.375%, 2/15/2031(1)......................................................         11,910,082
     53,707,074    3.375%, 4/15/2032(1)......................................................         72,611,534
                                                                                                    ------------
                   Total U.S. Treasury Notes And Bonds
                   (Identified cost $497,588,141)............................................        509,130,566
                                                                                                    ------------

                   CORPORATE BONDS (8.1%)
      2,000,000    Allstate Life Global Fund Trust 4.020%, 3/1/2010(2).......................          1,984,740
      1,000,000    Altria Group, Inc. 7.000%, 7/15/2005......................................          1,006,354
      3,000,000    Bear Stearns & Co., Inc. 3.490%, 1/30/2009(2).............................          3,014,664
      2,500,000    Cox Communications, Inc. 3.550%, 12/14/2007(2,3)..........................          2,514,637
      5,000,000    DaimlerChrysler NA Holding Corp. 3.150%, 11/17/2006(2)....................          4,979,500
      5,000,000    Ford Motor Credit Co. 3.920%, 9/28/2007(2)................................          4,785,840
      2,500,000    General Motors Acceptance Corp. 6.125%, 8/28/2007.........................          2,435,983
      5,000,000    General Motors Acceptance Corp. 4.203%, 9/23/2008(2)......................          4,482,985
      3,000,000    International Lease Finance Corp. 3.541%, 1/15/2010(2)....................          2,992,995
      2,000,000    Lennar Corp. 3.800%, 3/19/2009(2).........................................          2,010,024
      2,590,000    Merrill Lynch & Co. 4.130%, 3/2/2009(2)...................................          2,585,830
      4,000,000    Pemex Project Funding Master Trust 4.310%, 6/15/2010(2)(3)................          4,116,000
      8,500,000    SLM Corp. 5.090%, 1/31/2014(2)............................................          8,615,005
                                                                                                    ------------
                   Total Corporate Bonds
                   (Identified cost $46,154,420).............................................         45,524,557
                                                                                                    ------------

                   FOREIGN GOVERNMENT BONDS (4.9%)
CAD   5,784,150    Government of Canada 4.000%, 12/31/2031(1)................................          6,600,400
Euro 15,385,350    Republic of Italy 2.150%, 9/15/2014(1)....................................         21,160,694
                                                                                                    ------------
                   Total Foreign Government Bonds
                   (Identified cost $27,711,576).............................................         27,761,094
                                                                                                    ------------

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2005                                            3

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2005 (unaudited)

   Principal
    Amount                                                                                             Value
---------------                                                                                     ------------
                   ASSET BACKED SECURITIES (2.9%)
$     3,000,000    Banc One Issuance Trust 2004-C1 3.450%, 11/15/2011(2).....................       $  3,016,630
      5,000,000    Capital One Multi-Asset Execution Trust 2002-C1 5.700%,
                     7/15/2010(2)............................................................          5,246,074
      3,000,000    Citibank Credit Card Issuance Trust 2001-C1 4.220%,
                     1/15/2010(2)............................................................          3,060,663
      5,000,000    MBNA Credit Card Master Note Trust 2003-C1 4.650%,
                     6/15/2012(2)............................................................          5,306,716
                                                                                                    ------------
                   Total Asset Backed Securities
                   (Identified cost $16,511,343).............................................         16,630,083
                                                                                                    ------------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS (2.7%)
     15,000,000    Federal National Mortgage Assoc. 4.000%, 5/23/2007
                   (Identified cost $15,000,000).............................................         14,985,540
                                                                                                    ------------

                   MUNICIPAL BOND (2.2%)
     11,651,929    Tennessee Valley Authority 3.375%, 1/15/2007(1)
                   (Identified cost $12,161,660).............................................         12,209,007
                                                                                                    ------------

                   TIME DEPOSIT (1.0%)
      5,500,000    Bank of Montreal 2.940%, 5/2/2005
                   (Identified cost $5,500,000)..............................................          5,500,000
                                                                                                    ------------
TOTAL INVESTMENTS (Identified cost $620,627,140)(4)................................    112.0%       $631,740,847
LIABILITIES IN EXCESS OF OTHER ASSETS..............................................    (12.0)        (67,448,909)
                                                                                       -----        ------------
NET ASSETS.........................................................................    100.0%       $564,291,938
                                                                                       =====        ============

(1)   Inflation Protected Security.

(2) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the April 30, 2005 coupon rate.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of 144A securities owned at April 30, 2005 was $6,630,637, or 1.2% of net assets.

(4) The aggregate cost for federal income tax purposes is $620,627,140, the aggregate gross unrealized appreciation is $12,022,178, and the aggregate gross unrealized depreciation is $908,471, resulting in net unrealized appreciation of $11,113,707. A summary of obligations under open forward foreign currency exchange contracts outstanding at April 30, 2005 is as follows:

                            Contracts to                             Unrealized
      Currency            Receive (Deliver)      Delivery Date      Appreciation
      -----------         -----------------      -------------      ------------
      Canadian Dollar       (1,371,673)            5/19/2005          $298,614
      Euro                  12,897,300             5/19/2005           544,484
                                                                      --------
                                                                      $843,098
                                                                      ========

   The accompanying notes are an integral part of these financial statements.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2005 (unaudited)

      As of April 30, 2005, the Fund had segregated sufficient cash or qualified assets to cover the notional value of open futures contracts.

      Securities  with an  aggregate  market  value  of  $68,048,261  have  been segregated with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York in association with reverse repurchase agreements:

                                                     Repurchase
Counter-Party                              Rate         Date                        Security                      Value
-------------                             ------     ----------                     --------                  -----------
Barclays...............................   2.760%      5/4/2005       U.S. Treasury Notes 3.875%, 1/15/2009    $25,771,144
Barclays...............................   2.900%      5/18/2005      U.S. Treasury Notes 2.000%, 7/15/2014     21,102,117
Barclays...............................   2.900%      5/25/2005      U.S. Treasury Notes 2.000%, 7/15/2014     21,175,000
                                                                                                              -----------
                                                                                                              $68,048,261
                                                                                                              ===========

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2005                                            5

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (unaudited)

ASSETS:
  Investments in securities, at value
    (identified cost $620,627,140) ..........................       $631,740,847
  Cash ......................................................          1,124,795
  Receivables for:
    Investments sold ........................................         40,507,827
    Interest ................................................          3,279,720
    Forward foreign exchange currency contract ..............            843,098
    Capital stock sold ......................................          2,018,598
                                                                    ------------
       Total Assets .........................................        679,514,885
                                                                    ------------
LIABILITIES:
  Reverse repurchase agreements, at fair value ..............         68,048,261
  Payables for:
    Investments purchased ...................................         44,526,235
    Redemptions .............................................          1,701,655
    Dividend distribution ...................................            583,867
    Investment advisory fees ................................            114,209
    Shareholder servicing fees ..............................             93,852
    Administrative fees .....................................             45,683
    Custody and accounting fees .............................             39,005
    Variation margin on futures contracts ...................             15,738
    Professional fees .......................................             17,295
    Board of Directors' fees ................................             10,132
    Distribution fees .......................................              6,219
    Accrued expenses and other liabilities ..................             20,796
                                                                    ------------
       Total Liabilities ....................................        115,222,947
                                                                    ------------
NET ASSETS ..................................................       $564,291,938
                                                                    ============
Net Assets Consist of:
  Paid-in capital ...........................................       $540,572,093
  Undistributed net investment income .......................            645,586
  Accumulated net realized gain on investments,
    foreign exchange transactions and
    futures contracts .......................................         11,113,888
  Net unrealized appreciation on investments,
    foreign currency translations and
    futures contracts .......................................         11,960,371
                                                                    ------------
Net Assets ..................................................       $564,291,938
                                                                    ============
CLASS N SHARES NET ASSET VALUE
  ($452,160,962 / 40,041,523 shares outstanding) ............             $11.29
                                                                          ======
CLASS I SHARES NET ASSET VALUE
  ($100,244,657 / 8,860,155 shares outstanding) .............             $11.31
                                                                          ======
CLASS A SHARES NET ASSET VALUE
  ($11,886,319 / 1,050,392 shares outstanding) ..............             $11.32
                                                                          ======
  Sales charge at 3.00% of Public Offering Price ............               0.35
                                                                          ------
  Maximum Offering Price ....................................             $11.67
                                                                          ======

   The accompanying notes are an integral part of these financial statements.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2005 (unaudited)

NET INVESTMENT INCOME:
  Income:
    Interest and other income ................................     $ 9,462,304
                                                                   -----------
      Total Income ...........................................       9,462,304
                                                                   -----------

  Expenses:
    Investment advisory fees .................................         632,741
    Shareholder servicing fees ...............................         520,985
    Administrative fees ......................................         253,097
    Custody and accounting fees ..............................         167,534
    Professional fees ........................................          20,438
    Distribution fees ........................................          18,433
    Board of Directors' fees .................................          12,137
    Miscellaneous expenses ...................................         106,385
                                                                   -----------
      Total Expenses .........................................       1,731,750
      Fees paid indirectly ...................................          (9,931)
                                                                   -----------
      Net Expenses ...........................................       1,721,819
                                                                   -----------
  Net Investment Income ......................................       7,740,485
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments and futures contracts .....      13,091,362
  Net realized loss on foreign exchange transactions .........        (892,255)
                                                                   -----------
    Net realized gain ........................................      12,199,107
                                                                   -----------
  Net change in unrealized appreciation on investments
    and futures contracts ....................................      (5,314,797)
  Net change in unrealized appreciation on foreign
    currency translations ....................................         874,789
                                                                   -----------
  Net change in unrealized appreciation ......................      (4,440,008)
                                                                   -----------
    Net Realized and Unrealized Gain .........................       7,759,099
                                                                   -----------
  Net Increase in Net Assets Resulting from Operations .......     $15,499,584
                                                                   ===========

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2005                                            7

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                               For the six
                                                              months ended       For the
                                                             April 30, 2005     year ended
                                                               (unaudited)   October 31, 2004
                                                             --------------  ----------------

INCREASE IN NET ASSETS:
   Operations:
      Net investment income ..............................   $   7,740,485    $  15,997,035
      Net realized gain on investments, foreign exchange
         transactions and futures contracts ..............      12,199,107        9,783,783
      Net change in unrealized appreciation (depreciation)
         on investments, foreign currency translations and
         futures contracts ...............................      (4,440,008)       7,045,888
                                                             -------------    -------------
      Net increase in net assets resulting from operations      15,499,584       32,826,706
                                                             -------------    -------------
   Dividends and distributions declared:
      From net investment income:
      Class N ............................................      (5,939,845)     (12,942,147)
      Class I ............................................      (1,384,982)      (2,938,333)
      Class A ............................................        (160,469)        (400,599)
      From net realized gains
      Class N ............................................      (6,554,148)     (14,739,654)
      Class I ............................................      (1,370,717)      (2,516,758)
      Class A ............................................        (210,518)        (278,920)
                                                             -------------    -------------
         Total dividends and distributions declared ......     (15,620,679)     (33,816,411)
                                                             -------------    -------------
   Capital stock transactions:
      Net proceeds from sales of capital stock ...........     132,384,337      212,016,986
      Net asset value of capital stock issued to
         shareholders for reinvestment of dividends and
         distributions ...................................      15,975,552       26,290,393
      Net cost of capital stock redeemed .................     (52,237,873)    (207,932,158)
                                                             -------------    -------------
         Net increase in net assets resulting from
           capital stock transactions ....................      96,122,016       30,375,221
                                                             -------------    -------------
         Total increase in net assets ....................      96,000,921       29,385,516
NET ASSETS:
   Beginning of year .....................................     468,291,017      438,905,501
                                                             -------------    -------------
   End of period (including undistributed net investment
      income of $645,586 and $390,397, respectively) .....   $ 564,291,938    $ 468,291,017
                                                             =============    =============

   The accompanying notes are an integral part of these financial statements.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS(1)
For the six months ended April 30, 2005 (unaudited)

INCREASE (DECREASE) IN CASH --
Cash flows from operating activities:
Net increase in net assets from operations ..................   $    15,499,584
Adjustments:
Purchase of portfolio investments ...........................    (7,165,413,014)
Sales of portfolio investments ..............................     7,113,202,106
Increase in interest receivable .............................          (226,582)
Increase in receivable for investments sold .................       (40,507,827)
Increase in receivable for capital stock sold ...............          (550,624)
Increase in reverse repo ....................................        16,367,740
Decrease in due to custodian ................................       (32,648,741)
Increase in payable for investments purchased ...............        19,594,498
Increase in payable for capital stock redeemed ..............         1,418,865
Increase in dividends payable ...............................           583,867
Decrease in variation margin payable ........................           (21,762)
Increase in accrued expenses and other liabilities ..........            18,011
Net appreciation of forward foreign exchange
  currency contracts ........................................          (874,789)
Net realized gain on investments and futures contracts ......       (13,091,362)
Net realized gain on foreign exchange transactions ..........           892,255
Net change in unrealized appreciation (depreciation)
  of investments and foreign currency denominated
  assets and liabilities ....................................         4,440,008
Accretion of bond discount and amortization of bond premium .         1,905,406
                                                                ---------------
Net decrease in cash from operating activities ..............       (79,412,361)
                                                                ---------------
Financing Activities:(2)
Proceeds from shares sold ...................................       136,597,163
Payment on shares redeemed ..................................       (52,750,517)
Cash dividends paid .........................................        (1,908,573)
Effect of exchange rate on cash .............................        (1,400,917)
                                                                ---------------
Net increase in cash from financing activities ..............        80,537,156
                                                                ---------------
Net increase in cash ........................................         1,124,795
Cash: .......................................................                --
                                                                ---------------
Ending balance ..............................................   $     1,124,795
                                                                ===============

----------
(1)   For discussion of the statement of cash flows see Note G on page 15.

(2) Non-cash financing activities included herein consist of reinvestment of distributions of $12,275,070

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2005                                            9

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class N share outstanding throughout each period

                                         For the six
                                        months ended                         For the years ended October 31,
                                       April 30, 2005     ---------------------------------------------------------------------
                                         (unaudited)         2004           2003            2002           2001         2000
                                       --------------     ---------       ---------       ---------      ---------    ---------
Net asset value, beginning of year ..      $11.32            $11.32          $10.89          $10.50          $9.63        $9.26
                                        ---------
Income from investment operations:
   Net investment income ............        0.17(1)           0.38(1)         0.35(1)         0.37           0.51         0.60
   Net realized and unrealized gain .        0.15              0.45            0.71            0.52           0.87         0.37
                                        ---------         ---------       ---------       ---------      ---------    ---------
      Total income from investment
         operations .................        0.32              0.83            1.06            0.89           1.38         0.97
                                        ---------         ---------       ---------       ---------      ---------    ---------
Less dividends and distributions:
   From net investment income .......       (0.16)            (0.40)          (0.33)          (0.38)         (0.51)       (0.60)
   From net realized gains ..........       (0.19)            (0.43)          (0.30)          (0.12)            --           --
                                        ---------         ---------       ---------       ---------      ---------    ---------
      Total dividends and
         distributions ..............       (0.35)            (0.83)          (0.63)          (0.50)         (0.51)       (0.60)
                                        ---------         ---------       ---------       ---------      ---------    ---------
Net asset value, end of period ......      $11.29            $11.32          $11.32          $10.89         $10.50        $9.63
                                        =========         =========       =========       =========      =========    =========
Total return ........................        3.00%             7.77%          10.05%           8.77%         14.84%       10.83%
Ratios/Supplemental data:
   Net assets, end of period
      (000's omitted) ...............    $452,161          $372,718        $380,265        $229,106        $94,712      $31,740
   Expenses as a percentage of
      average net assets ............        0.72%(2)(3)       0.72%(2)        0.67%(2)(4)     0.65%(4)       0.65%(4)     0.65%(4)
   Ratio of net investment income to
      average net assets ............        6.76%(3)          3.43%           3.43%           3.88%          5.01%        6.25%
   Portfolio turnover rate ..........         622%(3)           553%            393%            458%           325%         327%

----------
(1)   Calculated using average shares outstanding for the year.

(2)   The ratio of expenses to average net assets for the six months ended April
      30, 2005 and the years ended October 31, 2004 and 2003 reflect fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.72%, 0.72% and 0.67%, respectively.

(3)   Annualized.

(4)   Had the expense payment  agreement  which  terminated on July 31, 2003 not been in place, the ratio of expenses to average net assets would have been
      as follows:                             n/a               n/a            0.72%           0.80%          0.92%        1.19%

   The accompanying notes are an integral part of these financial statements.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for a Class I share outstanding throughout each period

                                                                                                              For the period
                                      For the six                                                             August 16, 2001
                                     months ended                For the years ended October 31,             (commencement of
                                    April 30, 2005       ----------------------------------------------     operations) through
                                     (unaudited)            2004            2003                 2002        October 31, 2001
                                    --------------       ---------        ---------           ---------     -------------------
Net asset value,
beginning of period ..............      $11.33              $11.34           $10.90              $10.50             $10.25
Income from investment operations:
   Net investment income .........        0.18(1)             0.43(1)          0.38(1)             0.42               0.06
   Net realized and unrealized
      gain .......................        0.16                0.41             0.72                0.49               0.25
                                     ---------           ---------        ---------           ---------          ---------
      Total income from
         investment operations ...        0.34                0.84             1.10                0.91               0.31
                                     ---------           ---------        ---------           ---------          ---------
Less dividends and distributions:
   From net investment income ....       (0.17)              (0.42)           (0.36)              (0.39)             (0.06)
   From net realized gains .......       (0.19)              (0.43)           (0.30)              (0.12)                --
                                     ---------           ---------        ---------           ---------          ---------
      Total dividends and
         distributions ...........       (0.36)              (0.85)           (0.66)              (0.51)             (0.06)
                                     ---------           ---------        ---------           ---------          ---------
Net asset value, end of period ...      $11.31              $11.33           $11.34              $10.90             $10.50
                                     =========           =========        =========           =========          =========
Total return .....................        3.10%               7.89%           10.27%               9.09%              3.08%
Ratios/Supplemental data:
   Net assets, end of period
      (000's omitted) ............    $100,245             $83,023          $54,527             $40,612             $3,200
   Expenses as a percentage
      of average net assets ......        0.47%(2)(3)         0.47%(2)         0.42%(2)(4)         0.40%(3)(4)        0.40%(3)(4)
   Ratio of net investment income
      to average net assets ......        3.26%(3)            3.78%            3.16%               4.29%              2.10%(3)
   Portfolio turnover rate .......         622%(3)             553%             393%                458%               325%

----------
(1)   Calculated using average shares outstanding for the year.

(2)   The ratio of expenses to average net assets for the six months ended April
      30, 2005 and the years ended October 31, 2004 and 2003 reflect fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.47%, 0.47% and 0.42%, respectively.

(3)   Annualized.

(4)   Had the expense payment  agreement  which  terminated on July 31, 2003 not been in place, the ratio of expenses to average net assets would have been
      as follows:                         n/a                  n/a             0.47%               0.55%              0.67%(3)

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2005                                           11

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for a Class A share outstanding throughout each period

                                                                                   For the period from
                                                For the six                           March 7, 2003
                                               months ended         For the         (commencement of
                                              April 30, 2005      year ended       operations) through
                                                (unaudited)    October 31, 2004     October 31, 2003
                                              --------------   ----------------    -------------------
Net asset value, beginning of period ........      $11.34            $11.35               $11.40
Income from investment operations:
   Net investment income1 ...................        0.15              0.40                 0.17
   Net realized and unrealized gain .........        0.17              0.39                 0.02
                                                ---------         ---------            ---------
      Total income from investment operations        0.32              0.79                 0.19
                                                ---------         ---------            ---------
Less dividends and distributions:
   From net investment income ...............       (0.15)            (0.37)               (0.24)
>From net realized gains .....................       (0.19)            (0.43)                  --
                                                ---------         ---------            ---------
      Total dividends and distributions .....       (0.34)            (0.80)               (0.24)
                                                ---------         ---------            ---------
Net asset value, end of period ..............      $11.32            $11.34               $11.35
                                                =========         =========            =========
Total return ................................        2.95%             7.30%                1.75%
Ratios/Supplemental data:
   Net assets, end of period (000's omitted)      $11,886           $12,550               $4,114
   Expenses as a percentage of average
      net assets(2) .........................        1.02%(3)          1.02%(2)(4)           1.0%(3)(4)
   Ratio of net investment income to
      average net assets ....................        2.70%(3)          3.51%                2.86%(3)
   Portfolio turnover rate ..................         622%(3)           553%                 393%(3)

----------
(1)   Calculated using average shares outstanding for the year.

(2)   The ratio of expenses to average net assets for the six months ended April
      30, 2005 and the years ended October 31, 2004 and 2003 reflect fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 1.02%, 1.03% and 1.00%, respectively.

(3)   Annualized.

(4)   Had the expense payment  agreement  which  terminated on July 31, 2003 not been in place, the ratio of expenses to average net assets would have been
      as follows:                                     n/a               n/a                 1.02%(3)

   The accompanying notes are an integral part of these financial statements.

BBH INFLATION-INDEXED SECURITIES FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)

1. Organization and Significant Accounting Policies. BBH Inflation-Indexed Securities Fund (the "Fund") is a separate, diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on July 23, 1992. On February 20, 2001, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". Class I commenced operations on August 16, 2001. On November 8, 2002, the Fund's Board of Directors authorized a new class of shares designated as "Class A". Class A commenced operations on March 7, 2003. Class A shares are sold with a front end sales charge of up to 3.0% for purchases not exceeding $50,000. A contingent deferred sales charge of 0.75% may be applied to Class A shares redeemed up to 24 months after purchase, where an investment professional received an advance payment of the transaction. Class N, Class I and Class A shares have different operating expenses. Class N, Class I and Class A shares do not convert to any other class of the Fund.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. Bonds and other fixed income securities, including restricted securities' (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Directors. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

            Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board of Directors.

      B. Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest


FINANCIAL STATEMENT  APRIL 30, 2005                                           13

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2005 (unaudited)

            earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of April 30, 2005.

      C. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on constantly applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonable assured.

      D. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net investment income or net realized gains. These distributions do not constitute a return of capital. Permanent differences are reclassified on the statement of assets and liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

      E. Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund has to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service.

      F. Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction or effectively the interest rate paid by the

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2005 (unaudited)

            dealer to the Fund. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Investment Adviser. The Fund's custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Investment Adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. At April 30, 2005, the Fund had no open repurchase agreements.

      G. Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid high grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. Information regarding reverse repurchase agreements is included in the Portfolio of Investments. Reverse repurchase agreements constitute debt. For the six months ended April 30, 2005, the ratio of the Fund's average debt outstanding (including reverse repurchase agreements) to average net assets was 8.31%. In accordance with generally accepted accounting principles, a statement of cash flows has been presented.

      H. Financial Futures Contracts. The Fund may enter into open futures contracts in order to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded. Information regarding futures contracts is included at the end of the Portfolio of Investments.

      I. Rule 144A Securities. The Fund may purchase securities that are not registered under the 1933 Act, but that can be sold to "qualified institutional buyers" in accordance with the requirements stated in Rule 144A under the 1933 Act (Rule 144A Securities). A Rule 144A Security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the Investment Adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A securities is included at the end of the Portfolio of Investments.


FINANCIAL STATEMENT  APRIL 30, 2005                                           15

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2005 (unaudited)

      J. Dividends and Distributions to Shareholders. Dividends to shareholders from net investment income are paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal year ended October 31, 2004 were as follows:

                             Distribution paid from:
--------------------------------------------------------------------------------
                     Net             Total                           Total
  Ordinary        long term         taxable        Tax return    distributions
   Income       capital gain     distributions     of capital        paid
-------------  --------------   ---------------   ------------  ----------------
 $30,322,426     $3,493,985       $33,816,411           -         $33,816,411

            As   of   October   31,   2004   the   components   of   accumulated
            earnings/(deficit) on a tax basis were as follows:

                  Components of accumulated earnings/(deficit):
-------------------------------------------------------------------------------------------------------------
 Undistributed      Undistributed                        Accumulated       Unrealized             Total
   ordinary           long-term        Accumulated       capital and      appreciation/        accumulated
    income          capital gains       earnings        other losses     (depreciation)    earnings/(deficit)
 --------------     -------------      -----------      ------------     --------------    ------------------
  $3,583,720         $4,941,902        $8,525,622             -            $15,315,318         $23,840,940

            Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

            The  differences   between   book-basis  and  tax-basis   unrealized
            appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Corporation has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the six months ended April 30, 2005, the Fund incurred $632,741 for advisory services.

      Administrative Fees. The Corporation has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended April 30, 2005, the Fund incurred $253,097 for administrative services.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2005 (unaudited)

      Custody and Accounting Fees. BBH acts as a custodian and shall be entitled to receive a custody and accounting fee which is calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the six months ended April 30, 2005, the Fund incurred $167,534 for custody and accounting services. These fees were reduced by $9,931 as a result of an expense offset arrangement with the Fund's custodian.

      Shareholder Servicing Fees. The Corporation has a shareholder servicing agreement with BBH for which BBH receives a fee calculated daily and paid monthly at an annual rate equivalent to 0.25% of Class N shares' and Class A shares' average daily net assets. For the six months ended April 30, 2005, the Fund incurred $520,985 for shareholder servicing fees.

      Securities Lending Fees. The Corporation has a security lending agreement with BBH for which BBH receives a fee for each security loaned. For the six months ended April 30, 2005, the Fund paid no fees to BBH for security lending services.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2005, the Fund incurred $12,137 for these fees.

3. Distribution Plan. The Fund has adopted a distribution plan effective November 8, 2002, pursuant to Rule 12b-1 under the Investment Company Act of 1940, under which the Fund may pay selected financial intermediaries a fee calculated daily and paid monthly at an annual rate equivalent to 0.30% of Class A shares' average daily net assets. For the six months ended April 30, 2005, the Fund incurred $18,433 for distribution fees.

      For the six months ended April 30, 2005, $2,826 in front-end sales loads from the sales of Class A shares were retained by Lincoln Financial Advisors Corp., an affiliated broker-dealer of the Fund.

4. Investment Transactions. For the six months ended April 30, 2005, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $1,768,568,788 and $1,720,470,054, respectively.


FINANCIAL STATEMENT  APRIL 30, 2005                                           17

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2005 (UNAUDITED)

5. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 277,777,778 shares have been classified as Class N shares of the Fund, 277,777,778 shares have been classified as Class I shares of the Fund and 277,777,777 shares have been classified as Class A shares of the Fund. Transactions in shares of capital stock were as follows:

                                                   SHARES                                AMOUNT
                                       For the six                           For the six
                                      months ended          For the         months ended         For the
                                     April 30, 2005       year ended       April 30, 2005       year ended
                                       (unaudited)     October 31, 2004      (unaudited)     October 31, 2004
                                    ---------------    ----------------    --------------    ----------------
Class N
Capital stock sold .............         9,833,618         13,519,928      $ 110,447,720      $ 150,541,702
Capital stock issued in
   connection with re-investment
   of dividends ................         1,085,102          2,119,354         12,115,132         23,222,551
Capital stock redeemed .........        (3,817,070)       (16,289,933)       (42,855,494)      (179,833,150)
                                     -------------      -------------      -------------      -------------
Net increase (decrease) ........         7,101,650           (650,651)     $  79,707,358      $  (6,068,897)
                                     =============      =============      =============      =============

                                                   SHARES                                AMOUNT
                                       For the six                           For the six
                                      months ended          For the         months ended         For the
                                     April 30, 2005       year ended       April 30, 2005       year ended
                                       (unaudited)     October 31, 2004      (unaudited)     October 31, 2004
                                    ---------------    ----------------    --------------    ----------------
Class I
Capital stock sold .............         1,866,710          4,526,406      $  20,865,082      $  50,306,177
Capital stock issued in
   connection with re-investment
   of dividends ................           312,755            223,447          3,520,454          2,453,905
Capital stock redeemed .........          (644,490)        (2,234,651)        (7,341,453)       (24,644,414)
                                     -------------      -------------      -------------      -------------
Net increase ...................         1,534,975          2,515,202      $  17,044,083      $  28,115,668
                                     =============      =============      =============      =============

                                                   SHARES                                AMOUNT
                                       For the six                           For the six
                                      months ended          For the         months ended         For the
                                     April 30, 2005       year ended       April 30, 2005       year ended
                                       (unaudited)     October 31, 2004      (unaudited)     October 31, 2004
                                    ---------------    ----------------    --------------    ----------------
Class A
Capital stock sold .............            95,372            996,515      $   1,071,535      $  11,169,107
Capital stock issued in
connection with re-investment
   of dividends ................            30,313             55,845            339,966            613,937
Capital stock redeemed .........          (181,934)          (308,129)        (2,040,926)        (3,454,594)
                                     -------------      -------------      -------------      -------------
Net increase (decrease) ........           (56,249)           744,231      $    (629,425)     $   8,328,450
                                     =============      =============      =============      =============

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
April 30, 2005 (unaudited)

EXAMPLE

As a shareholder of BBH Inflation-Indexed Securities Fund (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


FINANCIAL STATEMENT  APRIL 30, 2005                                           19

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2005 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class N
                                                               Expenses Paid
                            Beginning          Ending          During Period
                          Account Value     Account Value    November 1, 2004
                        November 1, 2004   April 30, 2005   to April 30, 2005(1)
                        ----------------   --------------   --------------------
Actual...............         $1,000          $1,030                 4
Hypothetical(2)......         $1,000          $1,021                 4
Class I

                                                               Expenses Paid
                           Beginning          Ending           During Period
                         Account Value      Account Value    November 1, 2004
                        November 1, 2004   April 30, 2005   to April 30, 2005(1)
                        ----------------   --------------   --------------------
Actual...............         $1,000          $1,031                 2
Hypothetical(2)......         $1,000          $1,022                 2

Class A
                                                              Expenses Paid
                           Beginning          Ending           During Period
                         Account Value      Account Value    November 1, 2004
                        November 1, 2004   April 30, 2005   to April 30, 2005(1)
                        ----------------   --------------   --------------------
Actual...............         $1,000          $1,030                 5
Hypothetical(2)......         $1,000          $1,020                 5

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.72%, 0.47% and 1.02% for Class N, I and A shares, respectively, multiplied by the average account value over the period.

(2)   Assumes a return of 5% before expenses.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
April 30, 2005 (unaudited)

Approval of Continuation of Investment Advisory Agreement

At a meeting held on December 13, 2004, the Board of Directors (the "Board") of BBH Fund, Inc. (the "Corporation") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Corporation and Brown Brothers Harriman & Co. ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, extent and quality of services provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies. For the International Fund, BBH has entered into Subadvisory Agreements with Walter Scott and Mondrian (the "Subadvisers") pursuant to which the Subadvisers provide such investment management services; that BBH continues to have responsibility for investment management services provided under the Subadvisory Agreements; and that, in the event a Subadviser ceases to provide services to the International Fund, the services will be provided by BBH or, subject to necessary approvals, by the other Subadviser or another firm selected by the Board and approved by shareholders.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company advisory and other fees and its statement of condition for the recent period and as of December 31, 2003, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when


FINANCIAL STATEMENT  APRIL 30, 2005                                           21

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2005 (unaudited)

calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by the Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2005 (unaudited)

Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2004 and compared to one or more securities indices over comparable periods.

Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things,


FINANCIAL STATEMENT  APRIL 30, 2005                                           23

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2005 (unaudited)

officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

The following factors specific to individual funds also were noted and considered by the Board in deciding to approve the continuation of the IA
Agreements:

The Board reviewed the information showing performance of the Inflation-Indexed Fund's Class N shares and Class I shares compared to the Citibank Inflation-Indexed Securities Index since March 31, 1997, which was the date that the Inflation-Indexed Fund had completed its conversion to a TIPS benchmark. Both classes of the Inflation-Indexed Fund on a pre-fee basis outperformed the benchmark by a meaningful amount over all relevant periods and on an after-fee basis performed roughly in line with the benchmark over all relevant periods. The Board viewed with favor this performance and noted the benchmark has no fees. The Board also noted the expense ratio for both share classes was in line with or lower than many funds of similar size and investment mandate. Taking into account these comparisons and the other factors considered, the Board concluded that the Inflation-Indexed Fund's investment results over time and its total expense ratio had been satisfactory.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                                   Call 1-800-575-1265
By E-mail send your request to:                 bbhfunds@bbh.com
On the internet:                                www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                             [LOGO] BROWN
                                    BROTHERS
                                    HARRIMAN



--------------------------------------------------------------------------------
                                    BROWN   [LOGO]
                                    BROTHERS
                                    HARRIMAN
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               Semi-Annual Report
                                 APRIL 30, 2005
--------------------------------------------------------------------------------

                          BBH INTERNATIONAL EQUITY FUND

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
April 30, 2005 (unaudited)

COUNTRY DIVERSIFICATION
                                                                 PERCENT OF
                                                  U.S. $ VALUE   NET ASSETS
                                                  ------------   ----------
Australia.....................................   $ 26,472,048        7.9%
Belgium.......................................      5,941,089        1.8
Denmark.......................................      3,973,956        1.2
Finland.......................................      3,866,236        1.1
France........................................     24,414,280        7.2
Germany.......................................     14,778,009        4.4
Hong Kong.....................................     25,776,863        7.7
Italy.........................................      5,925,723        1.8
Japan ........................................     99,570,363       29.6
Netherlands...................................     15,663,156        4.6
New Zealand...................................      3,381,512        1.0

Singapore.....................................      1,990,187        0.6
South Africa..................................      2,512,044        0.7
South Korea...................................      2,012,654        0.6
Spain.........................................     16,371,444        4.9
Sweden........................................      5,714,646        1.7
Switzerland...................................      2,769,824        0.8
Taiwan........................................         40,540        0.0
United Kingdom................................     63,769,674       18.9
Short-Term Investments........................     24,988,464        7.4
Liabilities in Excess of Other Assets.........    (13,268,091)      (3.9)
                                                 ------------      -----
NET ASSETS....................................   $336,664,621      100.0%
                                                 ============      =====

All data is as of April 30, 2005. The Fund's country diversification is expressed as a percentage of net assets and may vary over time.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
April 30, 2005 (unaudited)

SECTOR DIVERSIFICATION
                                                                    PERCENT OF
                                                     U.S. $ VALUE   NET ASSETS
                                                     ------------   ----------
Consumer Discretionary...........................   $ 38,047,624       11.3%
Consumer Staples.................................     30,928,203        9.2
Diversified Operations...........................     10,421,327        3.1
Energy...........................................     42,074,987       12.5
Finance..........................................     56,777,546       16.9
Health Care......................................     31,156,855        9.2
Industrials......................................     29,454,386        8.7
Materials........................................     16,252,146        4.8
Media............................................      6,314,552        1.9
Technology.......................................     11,309,299        3.4
Telecommunications...............................     25,928,940        7.7
Utilities........................................     26,278,383        7.8
Short-Term Investments...........................     24,988,464        7.4
Liabilities in excess of other assets............    (13,268,091)      (3.9)
                                                     -----------      -----
NET ASSETS.......................................   $336,664,621      100.0%
                                                    ============      =====

All data as of April 30, 2005. The Fund's sector diversification is expressed as a percentage of net assets and may vary over time.


FINANCIAL STATEMENT  APRIL 30, 2005                                            3

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

  Shares                                                              Value
  ------                                                              -----

             COMMON STOCKS (96.5%)
             AUSTRALIA (7.9%)
             CONSUMER DISCRETIONARY
   374,821   Coles Myer, Ltd...................................   $ 2,525,284
                                                                  -----------
             CONSUMER STAPLES
 1,116,475   Foster's Group, Ltd...............................     4,495,602
                                                                  -----------
             DIVERSIFIED OPERATIONS
     8,583   Wesfarmers, Ltd...................................       242,877
                                                                  -----------
             ENERGY

   326,000   Woodside Petroleum, Ltd...........................     6,011,394
                                                                  -----------
             FINANCE
   319,000   Lend Lease Corp., Ltd.............................     2,990,366
   221,827   National Australia Bank, Ltd......................     5,079,980
                                                                  -----------
                                                                    8,070,346
                                                                  -----------
             INDUSTRIALS
   457,950   Amcor, Ltd........................................     2,338,838
                                                                  -----------
             TELECOMMUNICATIONS
   734,323   Telstra Corp......................................     2,787,707
                                                                  -----------
             Total Australia...................................    26,472,048
                                                                  -----------
             BELGIUM (1.8%)
             FINANCE
   127,951   Fortis............................................     3,564,373
                                                                  -----------
             UTILITIES
     5,094   Electrabel SA.....................................     2,376,716
                                                                  -----------
             Total Belgium.....................................     5,941,089
                                                                  -----------
             DENMARK (1.2%)
             HEALTH CARE
    78,500   Novo Nordisk A/S..................................     3,973,956
                                                                  -----------
             Total Denmark.....................................     3,973,956
                                                                  -----------
             FINLAND (1.1%)
             MATERIALS
   104,700   UPM-Kymmene Oyj...................................     2,101,599
                                                                  -----------

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2005 (unaudited)

  Shares                                                              Value
  ------                                                              -----

             COMMON STOCKS (continued)
             FINLAND (continued)
             TELECOMMUNICATIONS
   110,000   Nokia Oyj.........................................   $ 1,764,637
                                                                  -----------
             Total Finland.....................................     3,866,236
                                                                  -----------
             FRANCE (7.2%)
             CONSUMER STAPLES
    40,500   L'Oreal SA........................................     2,918,710
                                                                  -----------
             DIVERSIFIED OPERATIONS
    44,000   LVMH Moet Hennessy Louis Vuitton SA...............     3,121,384
                                                                  -----------
             ENERGY
    37,390   Total SA..........................................     8,329,561
                                                                  -----------
             FINANCE
    37,993   Societe Generale..................................     3,802,384
                                                                  -----------
             INDUSTRIALS
    59,029   Compagnie de Saint-Gobain.........................     3,343,717
                                                                  -----------
             MEDIA
   102,000   Societe Television Francaise(1)(2)................     2,898,524
                                                                  -----------
             Total France......................................    24,414,280
                                                                  -----------
             GERMANY (4.4%)
             FINANCE
   111,798   Bayer Hypo- und Vereinsbank AG1...................     2,656,703
                                                                  -----------
             HEALTH CARE
    52,000   Altana AG(2)......................................     3,266,394
                                                                  -----------
             MATERIALS
   104,548   Bayer AG(2).......................................     3,443,732
                                                                  -----------
             UTILITIES
    90,168   RWE AG............................................     5,411,180
                                                                  -----------
             Total Germany.....................................    14,778,009
                                                                  -----------
             HONG KONG (7.7%)
             CONSUMER STAPLES
     4,600   Cheesecake China(3)(4)............................             0
                                                                  -----------

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2005                                            5

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2005 (unaudited)

  Shares                                                              Value
  ------                                                              -----

             COMMON STOCKS (continued)
             HONG KONG (continued)
             DIVERSIFIED OPERATIONS
   435,000   Hutchison Whampoa, Ltd............................   $ 3,901,534
    55,200   Jardine Matheson Holdings, Ltd....................       996,460
   645,000   Wharf Holdings, Ltd...............................     2,159,072
                                                                  -----------
                                                                    7,057,066
                                                                  -----------
             ENERGY
 7,550,000   CNOOC, LTD........................................     4,066,607
                                                                  -----------
             TELECOMMUNICATIONS
   980,000   China Mobile (Hong Kong), Ltd.....................     3,421,346
                                                                  -----------
             UTILITIES
   675,000   CLP Holdings, Ltd.................................     3,842,179
 2,300,000   Hong Kong & China Gas Co..........................     4,714,450
   584,500   Hong Kong Electric Holdings, Ltd..................     2,675,215
                                                                  -----------
                                                                   11,231,844
                                                                  -----------
             Total Hong Kong...................................    25,776,863
                                                                  -----------
             ITALY (1.8%)
             FINANCE
 1,233,852   Banca Intesa SpA(2)...............................     5,925,723
                                                                  -----------
             Total Italy.......................................     5,925,723

                                                                  -----------
             JAPAN (29.6%)
             CONSUMER DISCRETIONARY
   148,000   Denso Corp........................................     3,505,017
    72,000   Honda Motor Co., Ltd..............................     3,475,733
   196,000   Matsushita Electric Industrial Co., Ltd...........     2,878,143
    83,000   Sony Corp.........................................     3,067,831
   115,800   Toyota Motor Corp.................................     4,224,482
                                                                  -----------
                                                                   17,151,206
                                                                  -----------
             CONSUMER STAPLES
    21,700   Hoya Corp.........................................     2,274,382
    62,000   Ito En, Ltd.......................................     3,051,200
   134,000   Kao Corp..........................................     3,088,031
                                                                  -----------
                                                                    8,413,613
                                                                  -----------

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2005 (unaudited)

  Shares                                                              Value
  ------                                                              -----

             COMMON STOCKS (continued)
             JAPAN (continued)
             FINANCE
       355   Millea Holdings, Inc..............................   $ 4,847,228
   290,000   Mitsubishi Estate Co., Ltd........................     3,121,963
       370   Mitsubishi Tokyo Financial Group, Inc.............     3,220,262
   450,000   Nikko Cordial Corp................................     2,109,477
                                                                  -----------
                                                                   13,298,930
                                                                  -----------
             HEALTH CARE
    93,010   Astellas Pharma, Inc..............................     3,386,798
   164,400   Eisai Co., Ltd....................................     5,488,423
   178,700   Takeda Pharmaceutical Co., Ltd....................     8,724,698
                                                                  -----------
                                                                   17,599,919
                                                                  -----------
             INDUSTRIALS
   132,000   Daikin Industries, Ltd............................     3,304,209
    52,000   Fanuc, Ltd........................................     3,083,787
    21,700   Hirose Electric Co., Ltd..........................     2,220,664
   324,000   Hitachi, Ltd......................................     1,907,919
    17,000   Keyence Corp......................................     3,771,724
    46,800   Murata Manufacturing Co., Ltd.....................     2,333,918
    80,000   Secom Co., Ltd....................................     3,215,025
       390   West Japan Railway Co.............................     1,449,917
                                                                  -----------
                                                                   21,287,163
                                                                  -----------
             MATERIALS
    84,000   Shin-Etsu Chemical Co., Ltd.......................     3,113,916
                                                                  -----------
             TECHNOLOGY
   154,000   Canon, Inc........................................     8,046,615
    34,500   Rohm Co., Ltd.....................................     3,262,684
                                                                  -----------
                                                                   11,309,299
                                                                  -----------
             TELECOMMUNICATIONS
       656   KDDI Corp.........................................     3,041,574
       495   Nippon Telegraph & Telephone Corp.................     2,077,259
     1,470   NTT DoCoMo, Inc...................................     2,277,484
                                                                  -----------
                                                                    7,396,317
                                                                  -----------
             Total Japan.......................................    99,570,363
                                                                  -----------


   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2005                                            7

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2005 (unaudited)

  Shares                                                              Value
  ------                                                              -----

             COMMON STOCKS (continued)
             NETHERLANDS (4.6%)
             CONSUMER STAPLES
   102,000   Heineken Holdings NV..............................   $ 2,933,666
                                                                  -----------
             ENERGY
    81,438   Royal Dutch Petroleum Co..........................     4,767,990
                                                                  -----------
             FINANCE
   165,146   ING Groep NV......................................     4,545,472
                                                                  -----------
             MEDIA
   236,425   Reed Elsevier NV..................................     3,416,028
                                                                  -----------
             Total Netherlands.................................    15,663,156
                                                                  -----------
             NEW ZEALAND (1.0%)
             TELECOMMUNICATIONS
   759,011   Telecom Corp. of New Zealand, Ltd.................     3,381,512
                                                                  -----------
             Total New Zealand.................................     3,381,512
                                                                  -----------
             SINGAPORE (0.6%)
             FINANCE
   242,000   Oversea-Chinese Banking Corp., Ltd................     1,990,187
                                                                  -----------
             Total Singapore...................................     1,990,187
                                                                  -----------
             SOUTH AFRICA (0.7%)
             ENERGY
   107,018   Sasol, Ltd........................................     2,512,044
                                                                  -----------
             Total South Africa................................     2,512,044
                                                                  -----------
             SOUTH KOREA (0.6%)
             MATERIALS
    44,205   Pohang Iron & Steel Co., Ltd. (POSCO) ADR.........     2,012,654
                                                                  -----------
             Total South Korea.................................     2,012,654
                                                                  -----------
             SPAIN (4.9%)
             CONSUMER DISCRETIONARY
   123,000   Industria de Diseno Textil SA (Inditex)...........     3,663,523
                                                                  -----------
             FINANCE
   272,843   Banco Santander Central Hispano SA................     3,198,026
                                                                  -----------

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2005 (unaudited)

  Shares                                                              Value
  ------                                                              -----

             COMMON STOCKS (continued)
             SPAIN (continued)
             TELECOMMUNICATIONS
   318,701   Telefonica SA(2)..................................   $ 5,440,309
                                                                  -----------
             UTILITIES

   155,473   Iberdrola SA......................................     4,069,586
                                                                  -----------
             Total Spain.......................................    16,371,444
                                                                  -----------
             SWEDEN (1.7%)
             CONSUMER DISCRETIONARY
   116,000   Hennes & Mauritz AB (B shares)(2).................    $4,018,074
                                                                  -----------
             TELECOMMUNICATIONS
   570,000   Telefonaktiebolaget LM Ericsson (Series B)........     1,696,572
                                                                  -----------
             Total Sweden......................................     5,714,646
                                                                  -----------
             SWITZERLAND (0.8%)
             CONSUMER STAPLES
    10,500   Nestle SA Registered..............................     2,769,824
                                                                  -----------
             Total Switzerland.................................     2,769,824
                                                                  -----------
             TAIWAN (0.0%)
             TELECOMMUNICATIONS
     2,000   Chunghwa Telecom Co., Ltd. ADR....................        40,540
                                                                  -----------
             Total Taiwan......................................        40,540
                                                                  -----------
             UNITED KINGDOM (18.9%)
             CONSUMER DISCRETIONARY
   330,282   Boots Group, Plc..................................     3,805,590
   396,236   GKN, Plc..........................................     1,750,849
   101,824   InterContinental Hotels Group, Plc................     1,212,756
   600,000   Kingfisher, Plc...................................     2,834,601
   189,223   Mitchells & Butlers, Plc..........................     1,085,741
                                                                  -----------
                                                                   10,689,537
                                                                  -----------
             CONSUMER STAPLES
   105,000   Reckitt Benckiser, Plc............................     3,417,218
   282,699   Unilever, Plc.....................................     2,697,091
   880,000   William Morrison Supermarkets, Plc................     3,282,479
                                                                  -----------
                                                                    9,396,788
                                                                  -----------

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2005                                            9

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2005 (unaudited)

  Shares                                                                Value
  ------                                                                -----

             COMMON STOCKS (continued)
             UNITED KINGDOM (continued)
             ENERGY
 1,227,025   BG Group, Plc........................................   $ 9,507,144
   673,858   BP, Plc..............................................     6,880,247
                                                                     -----------
                                                                      16,387,391
                                                                     -----------
             FINANCE
   145,001   Aviva, Plc...........................................     1,640,495
   266,152   HBOS, Plc............................................     3,942,714
   481,198   Lloyds TSB Group, Plc................................     4,142,193
                                                                     -----------
                                                                       9,725,402
                                                                     -----------
             HEALTH CARE
   250,362   GlaxoSmithKline, Plc.................................     6,316,586
                                                                     -----------
             INDUSTRIALS
   444,333   Brambles Industries, Plc.............................     2,484,668
                                                                     -----------
             MATERIALS
   119,628   BOC Group, Plc.......................................     2,222,019
   111,091   Rio Tinto, Plc.......................................     3,358,226
                                                                     -----------
                                                                       5,580,245
                                                                     -----------
             UTILITIES
   750,000   Centrica, Plc........................................     3,189,057
                                                                     -----------
             Total United Kingdom.................................    63,769,674
                                                                     -----------
             TOTAL COMMON STOCKS (Identified cost $291,158,846)...   324,944,248
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2005 (unaudited)

 Principal
  Amount                                                               Value
-----------                                                        ------------
             SHORT-TERM INVESTMENTS (7.4%)
$21,488,464  Brown Brothers Investment Trust Securities
               Lending Fund....................................... $ 21,488,464
 3,500,000   ING Bank Time Deposit 2.95%, 5/02/05.................    3,500,000
                                                                   ------------
             TOTAL SHORT-TERM INVESTMENTS
             (Identified cost $24,988,464)........................   24,988,464
                                                                   ------------
TOTAL INVESTMENTS (Identified cost $316,147,310)(5)......  103.9%  $349,932,712
LIABILITIES IN EXCESS OF OTHER ASSETS....................   (3.9)   (13,268,091)
                                                           -----   ------------
NET ASSETS...............................................  100.0%  $336,664,621
                                                           =====   ============

----------
(1)   Non-income producing security.

(2)   Security, or a portion thereof, on loan.

(3) Restricted security - Total market value of the restricted security owned at April 30, 2005 was $0, or 0.0% of net assets. Acquired on April 13, 2005 at a cost of $0.01.

(4)   Illiquid security.

(5) The aggregate cost for federal income tax purposes is $316,147,310, the aggregate gross unrealized appreciation is $41,922,644, and the aggregate gross unrealized depreciation is $8,137,242, resulting in net unrealized appreciation of $33,785,402.

A summary of obligations under open forward foreign currency exchange contracts outstanding at April 30, 2005 is as follows:

                                Contracts                         Unrealized
              Currency         to Receive      Delivery Date     Depreciation
              --------         ----------      -------------     ------------
            British Pound       7,268,368        07/29/05          $48,628

ADR - American Depositary Receipt.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  APRIL 30, 2005                                           11

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (unaudited)

ASSETS:
   Investments in securities, at value
     (identified cost $316,147,310)                               $349,932,712
   Cash .......................................................      5,259,681
   Receivables for:
     Capital stock sold .......................................      2,331,070
     Dividends ................................................      1,729,339
     Investments sold .........................................         13,400

     Interest and other receivables ...........................          1,705
                                                                  ------------
       Total Assets ...........................................    359,267,907
                                                                  ============

LIABILITIES:
   Payable upon return of securities loaned ...................     21,488,464
   Payables for:
     Investments purchased ....................................        550,435
     Investment advisory fees .................................        174,953
     Capital stock redeemed ...................................        115,000
     Custody and accounting fees ..............................         83,377
     Shareholder servicing fees ...............................         60,230
     Forward foreign exchange currency contracts ..............         48,628
     Administrative fees ......................................         40,374
     Professional fees ........................................         19,394
     Board of Directors' fees .................................          5,690
     Accrued expenses and other liabilities ...................         16,741
                                                                  ------------
       Total Liabilities ......................................     22,603,286
                                                                  ------------

NET ASSETS ....................................................   $336,664,621
                                                                  ============
Net Assets Consist of:
   Paid-in capital ............................................   $314,188,320
   Undistributed net investment income ........................      2,039,462
   Accumulated net realized loss on investments and
     foreign exchange transactions ............................    (13,321,111)
   Net unrealized appreciation on investments and
     foreign currency translations ............................     33,757,950
                                                                  ------------
Net Assets ....................................................   $336,664,621
                                                                  ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
   ($302,911,022 / 26,083,101 shares outstanding) .............         $11.61
                                                                        ======
CLASS I SHARES
   ($33,753,599 / 2,904,020 shares outstanding) ...............         $11.62
                                                                        ======

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2005 (unaudited)

NET INVESTMENT INCOME:
   Income:
     Dividends and other income
       (net of foreign withholding taxes of $416,157) .........    $ 3,843,697
     Securities lending income ................................         24,399
     Interest and other income ................................         82,416
                                                                   -----------
       Total Income ...........................................      3,950,512
                                                                   -----------
Expenses:
   Investment advisory fees ...................................        956,295
   Shareholder servicing fees .................................        327,936
   Custody and accounting fees ................................        233,344
   Administrative fees ........................................        220,683
   Professional fees ..........................................          7,703
   Board of Directors' fees ...................................          7,774
   Miscellaneous expense ......................................         57,427
                                                                   -----------
     Total Expenses ...........................................      1,811,162
                                                                   -----------
Net Investment Income .........................................      2,139,350
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN:
   Net realized loss on investments ...........................        (84,589)
   Net realized loss on foreign exchange transactions .........       (581,627)
                                                                   -----------
     Net realized loss on investments and
       foreign exchange transactions ..........................       (666,216)
   Net change in unrealized appreciation on investments and
     foreign currency translations ............................     14,101,341
                                                                   -----------
     Net Realized and Unrealized Gain .........................     13,435,125
                                                                   -----------
Net Increase in Net Assets Resulting from Operations ..........    $15,574,475
                                                                   ===========

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2005                                           13

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                  FOR THE SIX       FOR THE
                                                                  MONTHS ENDED     YEAR ENDED
                                                                 APRIL 30, 2005    OCTOBER 31,
                                                                  (UNAUDITED)         2004
                                                                 --------------    -----------
INCREASE IN NET ASSETS:
   Operations:
     Net investment income .................................   $   2,139,350    $   2,812,887
     Net realized gain (loss) on investments and foreign
       exchange transactions ...............................        (666,216)      29,015,882
     Net change in unrealized appreciation (depreciation) on
       investments and foreign currency translations .......      14,101,341          287,305
                                                               -------------    -------------
     Net increase in net assets resulting from
       operations ..........................................      15,574,475       32,116,074
                                                               -------------    -------------
   Dividends and distributions declared:
     From net investment income:
     Class N ...............................................      (1,836,980)        (983,931)
     Class I ...............................................        (277,715)        (758,059)
                                                               -------------    -------------
       Total dividends and distributions declared ..........      (2,114,695)      (1,741,990)
                                                               -------------    -------------
   Capital stock transactions:
     Net proceeds from sales of capital stock ..............     102,691,143      110,374,200
     Net asset value of capital stock issued to shareholders
       for reinvestment of dividends and distributions .....         163,391          760,129
     Net cost of capital stock redeemed ....................     (18,412,390)     (72,121,422)
     Net assets received in conjunction with
       merger agreement ....................................              --       12,573,854
                                                               -------------    -------------
       Net increase in net assets resulting from
         capital stock transactions ........................      84,442,144       51,586,761
                                                               -------------    -------------
       Total increase in net assets ........................      97,901,924       81,960,845

NET ASSETS:
   Beginning of year .......................................     238,762,697      156,801,852
                                                               -------------    -------------
   End of period (including undistributed net investment
     income of $2,039,462 and $2,014,807, respectively) ....   $ 336,664,621    $ 238,762,697
                                                               =============    =============

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period

                                    For the six
                                    months ended                For the years ended October 31,
                                   April 30, 2005  ---------------------------------------------------------
                                     (unaudited)       2004     2003      2002       2001          2000
                                     -----------      ------   ------    ------     ------        ------
Net asset value, beginning
   of year.....................        $10.96         $9.28    $8.03     $9.34      $13.29        $13.04
Income from investment
   operations:
   Net investment income
     (loss)....................          0.08(1)       0.14(1)  0.08(1)   0.03(1)     0.13         (0.03)(1)
   Net realized and unrealized
     gain (loss)...............          0.66          1.64     1.19     (1.34)      (3.92)         0.93
     Total income (loss) from
       investment operations             0.74          1.78     1.27      (1.31)     (3.79)         0.90

Less dividends and distributions:
   From net investment income           (0.09)        (0.10)   (0.02)       --        (0.08)          --
   In excess of net investment
     income....................            --            --       --        --          --         (0.32)
   From net realized gains                 --            --       --        --       (0.08)        (0.33)
                                     --------      --------  -------   -------    --------      --------
Net asset value, end of period         $11.61        $10.96    $9.28     $8.03       $9.34        $13.29
                                     ========      ========  =======   =======    ========      ========
Total return...................          6.66%        19.29%   15.87%   (14.03)%    (28.94)%        6.71%

Ratios/Supplemental data:
   Net assets, end of period
     (000's omitted)...........      $302,911      $211,297  $98,376   $97,868    $113,353      $115,739
   Ratio of expenses to average
     net assets................          1.26%(2)      1.30%    1.28%     1.34%(3)    1.15%         1.37%
   Ratio of net investment
     income (loss) to average
     net assets................          1.43%(2)      1.34%    0.98%     0.34%       0.18%        (0.24)%
   Portfolio turnover rate                  8%(2)        81%      74%       36%(4)      21%(4)        37%(4)



(1)   Calculated using average shares outstanding for the year.

(2)   Annualized.

(3) Includes the Fund's share of expenses paid by the Portfolio and includes the impact of the Portfolio's expense offset arrangement. Excluding the Fund's share of the expense offset arrangement increases the Fund's ratio to average net assets to 1.35% and 1.24% for the years ended October 31, 2002 and October 31, 2001, respectively.

(4) Portfolio turnover rate is that of the Portfolio in which the Fund invested through October 30, 2002.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  APRIL 30, 2005                                           15

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period


                                                                                        For the period from
                                    For the six                                          October 30, 2002
                                    months ended    For the years ended October 31,      (commencement of
                                   April 30, 2005   -------------------------------     operations) through
                                     (unaudited)        2004             2003             October 31, 2002
                                     -----------    ------------    ---------------     -------------------

Net asset value, beginning
  of period..............              $10.98           $9.30             $8.03                 $7.95
                                      -------         -------           -------               -------
Income from investment
  operations:

  Net investment income..                0.09(1)         0.14(1)           0.11(1)              0.00(2)
  Net realized and unrealized
    gain.................                0.66            1.66              1.18                  0.08
                                      -------         -------           -------               -------
    Total income from
      investment operations              0.75            1.80              1.29                  0.08
                                      -------         -------           -------               -------
Less dividends and distributions:
  From net investment income            (0.11)          (0.12)            (0.02)                   --
                                      -------         -------           -------               -------
Net asset value, end of period         $11.62          $10.98             $9.30                 $8.03
                                      =======         =======           =======               =======
Total return.............                6.75%          19.54%            16.18%                 1.01%

Ratios/Supplemental data:
  Net assets, end of period
    (000's omitted)......             $33,754         $27,465           $58,426               $15,722
  Ratio of expenses to average
    net assets...........                1.00%(3)        1.05%             1.05%                 1.08%(3)
  Ratio of net investment
    income to average net
    assets...............                1.61%(3)        1.33%             1.34%                 1.34%(3)
  Portfolio turnover rate                   8%(3)          81%               74%                   36%(3)(4)

----------
(1)   Calculated using average shares outstanding for the year.

(2)   Less than $0.01 per share.

(3)   Annualized.

(4) Portfolio turnover rate is that of the Portfolio in which the Fund invested through October 30, 2002.


   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (UNAUDITED)


1. Organization and Significant Accounting Policies. BBH International Equity Fund (the "Fund") is a separate diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on June 6, 1997. On February 20, 2001, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N," and established a new class of shares designated as "Class I". Class I commenced operations on October 30, 2002. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other class of the Fund.

      On February 13, 2004, the Fund acquired all the assets and assumed all liabilities of the BBH European Equity Fund. Pursuant to the terms of the agreement governing the acquisition, the BBH European Equity Fund shareholders became entitled to receive an equivalent dollar amount of full shares of common stock of the Fund. Based on the net asset values of the BBH European Equity Fund as of February 13, 2004 ($21.81), the conversion ratio was 2.0776 shares of the Fund for each share of BBH European Equity Fund. Based on the opinion of Fund counsel, the reorganization qualified as a tax-free exchange for federal income tax purposes, with no gain or loss recognized by the funds or their shareholders. The BBH European Equity Fund's net assets ($12,573,854) were combined with the Fund for total net assets after the acquisition of $216,529,245.

      Prior to October 30, 2002, the Fund invested substantially all of its assets in the BBH International Equity Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. On October 30, 2002, the Fund received its pro rata share of cash and securities from the Portfolio in a complete liquidation of its interest in the Portfolio. Subsequent to October 30, 2002, the Fund invests directly in securities rather than through the Portfolio and maintains the same investment objective.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of the foreign securities occur between the time


FINANCIAL STATEMENT  APRIL 30, 2005                                           17

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2004 (UNAUDITED)

            when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors.

      B. Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

      C. Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service. Information regarding futures contracts is included at the end of the Portfolio of Investments. Information regarding forward foreign currency exchange contracts is included at the end of the Portfolio of Investments.

      D. Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Portfolio of Investments.

      E. Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', adminis-

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2005 (UNAUDITED)

            trative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

      F. Accounting for Investments and Income. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain. Prior to October 30, 2002, the Fund recorded its share of income, expenses, realized and unrealized gain and loss from the Portfolio each day. In addition, the Fund accrued its own expenses.

      G. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards and the recognition of unrealized gains or losses on open forward foreign currency exchange contracts and passive foreign investment companies at year end. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

      H. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal year ended October 31, 2004 were as follows:

                                 Distribution paid from:
--------------------------------------------------------------------------------
                    Net              Total                             Total
 Ordinary        long term          taxable        Tax return      distributions
  Income       capital gain      distributions     of capital          paid
---------      ------------      -------------     ----------      -------------
$1,741,990          --            $1,741,990           --           $1,741,990


FINANCIAL STATEMENT  APRIL 30, 2005                                           19

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2005 (UNAUDITED)

      As of October 31, 2004 the components of accumulated earnings/(deficit) on a tax basis were as follows:

                      Components of accumulated earnings/(deficit):
-------------------------------------------------------------------------------------------
Undistributed  Undistributed                Accumulated    Unrealized          Total
  ordinary       long-term    Accumulated   capital and   appreciation/     accumulated
   income      capital gains   earnings     other losses  (depreciation)  earning/(deficit)
-------------  -------------  -----------   ------------  --------------  -----------------
 $1,869,192         --        $1,869,192    $(11,213,636)   $18,360,965      $9,016,521

      The Fund had a net capital loss carryforward of approximately $11,213,635 which will expire on October 31, 2011.

      Total distributions paid differ from the Statement of Changes in Net Assets because, for tax purposes dividends are recognized when actually paid.

      The   differences    between    book-basis   and   tax-basis    unrealized
      appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and current year marked to market on forwards.

      To  the  extent   future   capital   gains  are  offset  by  capital  loss
      carryforwards, such gains will not be distributed.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Corporation has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated and paid monthly at an annual rate equivalent to 0.65% of the Fund's average daily net assets. BBH has a sub-advisory agreement with Walter Scott & Partners Limited ("Walter Scott"), effective January 12, 2004, and Mondrian Investment Partners Limited, formerly Delaware International Advisers, Ltd. ("Mondrian"), effective October 18, 2004, for which Walter Scott and Mondrian receive compensation paid by BBH. For the six months April 30, 2005, the Fund incurred $956,295 for advisory services.

      Administrative Fees. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC"). BBHTC receives a fee from the Fund for administrative services calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Funds average daily net assets. BBHTC has a sub-administration services agreement with Federated Service Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended April 30, 2005, the Fund incurred $220,683 for administrative services.

      Shareholder Servicing Fees. The Corporation has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of Class N shares' average daily net assets. For the six months ended April 30, 2005, the Fund incurred $327,936 for shareholder servicing services.

      Custody and Accounting Fees. BBH acts as a custodian and shall be entitled to receive a custody and accounting fee which is calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2005 (UNAUDITED)

      of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the six months ended April 30, 2005, the Fund incurred $233,344 for custody and accounting services.

      Securities Lending Fees. The Corporation has a security lending agreement with BBH for which BBH receives a fee for each security loaned. For the six months ended April 30, 2005, the Fund paid $25,061 to BBH for security lending services.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2005, the Fund incurred $7,774 for these fees.

      Expense Payment Fee. BBHTC paid certain expenses of the Fund and received a fee from the Fund, computed and paid monthly, such that after such fee the aggregate Class N and Class I shares' expenses will not exceed 1.35% and 1.10% of Class N and Class I shares' average daily net assets, respectively. For the period ended December 31, 2004, BBHTC incurred $546,945 in expenses, including investment advisory fees of $291,678, administrative fees of $67,310 and custody fees of $58,752 paid to BBH on behalf of the Fund. The Fund's expense payment fee terminated on December 31, 2004. The final payment made under the agreement included any carryover excess expenses potentially reimbursable to BBHTC but not recorded as liabilities at December 31, 2004.

3. Investment Transactions. For the six months ended April 30, 2005, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $84,106,759 and $10,911,561, respectively. There were no purchases or sales of U.S. government obligations during the period.

4. Securities on Loan. As of April 30, 2005, the Fund had securities on loan with an aggregate market value of $21,488,464. The Fund received $22,624,140 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's security lending procedures.

5. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 277,777,778 shares have been classified as Class N shares of the Fund and 277,777,778 shares have been classified as Class I shares of the Fund. Transactions in shares of capital stock were as follows:


FINANCIAL STATEMENT  APRIL 30, 2005                                           21

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2005 (UNAUDITED)

                                                SHARES                                     AMOUNT
                                    For the six                               For the six
                                   months ended          For the              months ended             For the
                                  April 30, 2005        year ended            April 30, 2005          year ended
                                   (unaudited)       October 31, 2004          (unaudited)         October 31, 2004
                                  --------------     ----------------         --------------       ----------------
Class N
Capital stock sold ...........       8,361,489          10,489,971             $  97,997,170        $ 109,774,200
Capital stock issued in
  connection with reinvestment
  of dividends ...............          14,795              30,772                   163,391              296,955
Capital stock redeemed .......      (1,570,005)         (3,036,589)              (18,412,390)         (31,541,305)
Capital stock received in
 conjunction with
  merger agreement ...........              --           1,197,510                        --           12,573,854
                                     ---------           ---------             -------------        -------------
Net increase .................       6,806,279           8,681,664             $  79,748,171        $  91,103,704
                                     =========           =========             =============        =============

                                                SHARES                                     AMOUNT
                                    For the six                               For the six
                                   months ended          For the              months ended             For the
                                  April 30, 2005        year ended            April 30, 2005          year ended
                                   (unaudited)       October 31, 2004          (unaudited)         October 31, 2004
                                  --------------     ----------------         --------------       ----------------
Class I
Capital stock sold ...........         402,082              57,803              $  4,693,973         $    600,000
Capital stock issued in
  connection with reinvestment
  of dividends ...............              --              47,998                      --                463,174
Capital stock redeemed .......              --          (3,886,984)                     --            (40,580,117)
                                     ---------           ---------             -------------        -------------
Net increase (decrease) ......         402,082          (3,781,183)             $  4,693,973         $(39,516,943)
                                     =========           =========             =============        =============

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
April 30, 2005 (unaudited)

EXAMPLE

As a shareholder of BBH International Equity Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


FINANCIAL STATEMENT  APRIL 30, 2005                                           23

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2005 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class N


                                                               Expenses Paid
                           Beginning          Ending           During Period
                         Account Value     Account Value     November 1, 2004
                       November 1, 2004   April 30, 2005    to April 30, 2005(1)
                       ----------------   --------------    --------------------
Actual................      $1,000            $1,067                 6
Hypothetical(2).......      $1,000            $1,019                 6

Class I

                                                               Expenses Paid
                           Beginning          Ending           During Period
                         Account Value     Account Value     November 1, 2004
                       November 1, 2004   April 30, 2005    to April 30, 2005(1)
                       ----------------   --------------    --------------------
Actual................      $1,000           $1,068                  5
Hypothetical(2).......      $1,000           $1,020                  5


----------
(1) Expenses are equal to the Fund's annualized expense ratio of 1.26% and 1.00% for Class N and I shares, respectively, multiplied by the average account value over the period.

(2)   Assumes a return of 5% before expenses.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
April 30, 2005 (unaudited)

Approval of Continuation of Investment Advisory Agreement

At a meeting held on December 13, 2004, the Board of Directors (the "Board") of BBH Fund, Inc. (the "Corporation") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Corporation and Brown Brothers Harriman & Co. ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, extent and quality of services provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Equity Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies. For the International Equity Fund, BBH has entered into Subadvisory Agreements with Walter Scott and Mondrian (the "Subadvisers") pursuant to which the Subadvisers provide such investment management services; that BBH continues to have responsibility for investment management services provided under the Subadvisory Agreements; and that, in the event a Subadviser ceases to provide services to the International Fund, the services will be provided by BBH or, subject to necessary approvals, by the other Subadviser or another firm selected by the Board and approved by shareholders.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company advisory and other fees and its statement of condition for the recent period and as of December 31, 2003, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.


FINANCIAL STATEMENT  APRIL 30, 2005                                           25

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2005 (unaudited)

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by the Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
APRIL 30, 2005 (unaudited)

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2004 and compared to one or more securities indices over comparable periods.

Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and


FINANCIAL STATEMENT  APRIL 30, 2005                                           27

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Disclosure of Advisor Selection (continued)
April 30, 2005 (unaudited)

fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

The following factors specific to individual funds also were noted and considered by the Board in deciding to approve the continuation of the IA
Agreements:

The Board reviewed the performance of the International Equity Fund's Class N shares and Class I shares versus the MSCI Europe, Australasia and Far East Index (the "Index"). The Board considered the performance of the International Equity Fund and each sub-advisor since adopting a multi-manager approach and employing two sub-advisors in January 2004. The Board recognized that divergence from the Index, particularly during periods of significant market movements, was to be expected because each of the managers has a clearly defined fundamental investment style with only modest concern for tracking error to the Index. The Board reviewed the overall investments of the International Equity Fund and concluded that the portfolio was broadly diversified in terms of country exposure, sector exposure and specific company risk. The Board noted that the performance of both share classes after all expenses was better than the Index since January 31, 2004, but concurred that the multi-manager approach and the two sub-advisors will need to be judged over a three to five year time frame. The Board also noted the expense ratio for both share classes was in line with many funds of similar size and investment mandate. Taking into account these comparisons and the other factors considered, the Board concluded that the International Equity Fund's recent investment results and its total expense ratio had been satisfactory.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT

BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                    BROWN   [LOGO]
                                    BROTHERS
                                    HARRIMAN


                             [LOGO] BROWN
                                    BROTHERS
                                    HARRIMAN

--------------------------------------------------------------------------------
                               Semi-Annual Report
                                 APRIL 30, 2005
--------------------------------------------------------------------------------

                          BBH TAX-EFFICIENT EQUITY FUND

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
April 30, 2005 (unaudited)

SECTOR DIVERSIFICATION
                                                                    Percent of
                                                     U.S. $ Value   Net Assets
                                                     ------------   ----------
Consumer Discretionary ..........................    $ 3,887,577         7.4%
Consumer Staples ................................      6,762,069        12.9
Energy ..........................................      6,962,882        13.3
Financials ......................................     14,153,781        27.1
Health Care .....................................      5,202,665        10.0
Industrials .....................................      2,203,701         4.2
Information Technology ..........................      8,292,642        15.9
Materials .......................................      1,698,826         3.3
Utilities .......................................      1,780,470         3.4
Cash and other assets in excess of
  liabilities ...................................      1,285,108         2.5
                                                     -----------       -----
NET ASSETS ......................................    $52,229,721       100.0%
                                                     ===========       =====

All data as of April 30, 2005. The Fund's sector breakdown is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

 Shares                                                                Value
--------                                                              --------
           COMMON STOCKS (97.5%)
           CONSUMER DISCRETIONARY (7.4%)
 30,900    Bed, Bath & Beyond, Inc.(1)..........................   $  1,149,789
 19,850    Family Dollar Stores, Inc............................        535,553
 48,500    La Quinta Corp.(1)...................................        421,950
 27,950    Saks, Inc.(1)........................................        476,268
 61,825    ServiceMaster Co.....................................        793,215
 20,150    Toys "R" Us, Inc.(1).................................        510,802
                                                                   ------------
           Total Consumer Discretionary.........................      3,887,577
                                                                   ------------

           CONSUMER STAPLES (12.9%)
 17,100    Coca-Cola Co.........................................        742,824
 31,715    Costco Wholesale Corp................................      1,286,995
 27,650    Nestle SA ADR........................................      1,813,840
 23,600    PepsiCo, Inc.........................................      1,313,104
 34,054    Wal-Mart Stores, Inc.................................      1,605,306
                                                                   ------------
           Total Consumer Staples...............................      6,762,069
                                                                   ------------

           ENERGY (13.3%)
  9,875    Apache Corp..........................................        555,864
 12,100    Arch Coal, Inc.......................................        536,514
 11,454    ChevronTexaco Corp...................................        595,608
 23,450    Forest Oil Corp.(1)..................................        903,528
 25,025    Occidental Petroleum Corp............................      1,726,725
 14,150    Peabody Energy Corp..................................        619,346
 29,950    Pioneer Natural Resources Co.........................      1,217,767
 26,766    XTO Energy, Inc......................................        807,530
                                                                   ------------
           Total Energy.........................................      6,962,882
                                                                   ------------

           FINANCIALS (27.1%)
 20,850    Allstate Corp........................................      1,170,936
 11,650    Ambac Financial Group, Inc...........................        778,802
 71,800    Aon Corp.............................................      1,497,030
 19,175    Equity Office Properties Trust.......................        603,437
  7,825    Fairfax Financial Holdings, Ltd......................      1,017,250
 22,650    Freddie Mac..........................................      1,393,428
 37,632    J.P. Morgan Chase & Co...............................      1,335,560

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2005                                            3

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
SUMMARY PORTFOLIO OF INVESTMENTS (continued)
April 30, 2005 (unaudited)

 Shares                                                                Value
--------                                                              --------
           COMMON STOCKS (continued)
           FINANCIALS (27.1%) (continued)
 28,746    MBIA, Inc...........................................    $  1,505,715
 25,850    MetLife, Inc........................................       1,005,565
 36,675    Popular, Inc........................................         848,659
 29,775    RenaissanceRe Holdings, Ltd.........................       1,333,027
 31,600    SAFECO Corp.........................................       1,664,372
                                                                   ------------
           Total Finance.......................................      14,153,781
                                                                   ------------

           HEALTH CARE (10.0%)
 15,850    Amgen, Inc.(1)......................................         922,629
 13,375    Forest Laboratories, Inc. (Class A)(1)..............         477,220
 14,800    Guidant Corp........................................       1,096,384
 38,125    MedImmune, Inc.(1)..................................         967,231
 25,350    Novartis AG ADR.....................................       1,235,306
 18,546    Pfizer, Inc.........................................         503,895
                                                                   ------------
           Total Health Care...................................       5,202,665
                                                                   ------------

           INDUSTRIALS (4.2%)
 33,625    Allied Waste Industries, Inc.(1)....................         268,664
 17,025    ARAMARK Corp. (Class B).............................         417,283
 26,525    Waste Management, Inc...............................         755,697
 19,475    York International Corp.............................         762,057
                                                                   ------------
           Total Industrials...................................       2,203,701
                                                                   ------------

           INFORMATION TECHNOLOGY (15.9%)
 24,100    Affiliated Computer Services, Inc. (Class A)(1).....       1,148,847
 19,050    Computer Associates International, Inc..............         512,445
 24,965    Dell, Inc.(1).......................................         869,531
 19,475    First Data Corp.....................................         740,634
 87,175    Flextronics International, Ltd.(1)..................         972,001
 16,050    Intel Corp..........................................         377,496
 20,700    KLA-Tencor Corp.....................................         807,714
 13,625    Lexmark International, Inc.(1)......................         946,256
 60,013    Microsoft Corp......................................       1,518,329
 28,126    STMicroelectronics NV...............................         399,389
                                                                   ------------
           Total Information Technology........................       8,292,642
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
SUMMARY PORTFOLIO OF INVESTMENTS (continued)
April 30, 2005 (unaudited)

 Shares                                                                Value
--------                                                              --------
           COMMON STOCKS (continued)
           MATERIALS (3.3%)
 21,100    International Flavors & Fragrances, Inc..............   $    799,690
 19,200    Praxair, Inc.........................................        899,136
                                                                   ------------
           Total Materials......................................      1,698,826
                                                                   ------------

           UTILITIES (3.4%)
 33,875    Constellation Energy Group...........................      1,780,470
                                                                   ------------
           Total Utilities......................................      1,780,470
                                                                   ------------
TOTAL INVESTMENTS (Identified cost $48,984,755)(2).......   97.5%  $ 50,944,613
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........    2.5      1,285,108
                                                           -----   ------------
NET ASSETS...............................................  100.0%  $ 52,229,721
                                                           =====   ============

----------
(1)   Non-income producing security.

(2) The aggregate cost for federal income tax purposes is $48,984,755, the aggregate gross unrealized appreciation is $4,611,124, and the aggregate gross unrealized depreciation is $2,651,266, resulting in net unrealized appreciation of $1,959,858.

     ADR - American Depositary Receipt.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT APRIL 30, 2005                                             5

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (unaudited)

ASSETS:
   Investments in securities, at value (identified
     cost $48,984,755) ......................................      $ 50,944,613
   Cash .....................................................         1,583,173
   Receivables for:
      Capital stock sold ....................................         1,260,500
      Investments sold ......................................           428,441
      Dividends .............................................            72,593
                                                                   ------------
        Total Assets ........................................        54,289,320
                                                                   ------------
LIABILITIES:
   Payables for:
      Investments purchased .................................         1,463,773
      Capital stock redeemed ................................           519,280
      Investment advisory fees ..............................            27,883
      Professional fees .....................................            14,253
      Shareholder servicing fees ............................            10,724
      Administrative fees ...................................             6,435
      Custody and accounting fees ...........................             4,431
      Board of Directors' fees ..............................               372
      Accrued expenses and other liabilities ................            12,448
                                                                   ------------
        Total Liabilities ...................................         2,059,599
                                                                   ------------
NET ASSETS ..................................................      $ 52,229,721
                                                                   ============
Net Assets Consist of:
   Paid-in capital ..........................................      $ 63,411,986
   Undistributed net investment income ......................            55,771
   Accumulated net realized loss on investments .............       (13,197,894)
   Net unrealized appreciation on investments ...............         1,959,858
                                                                   ------------
Net Assets ..................................................      $ 52,229,721
                                                                   ============
NET ASSET VALUE AND OFFERING PRICE PER CLASS N SHARE
   ($52,229,721 / 5,554,246 shares outstanding) .............             $9.40
                                                                          =====

   The accompanying notes are an integral part of these financial statements.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2005 (unaudited)

NET INVESTMENT INCOME:
   Income:
      Dividends and other income (net of withholding
        tax $10,237) ...........................................      $ 570,747
                                                                      ---------
   Expenses:
      Investment advisory fees .................................        162,582
      Shareholder servicing fees ...............................         62,532
      Administrative fees ......................................         37,519
      Custody and accounting fees ..............................         19,026
      Professional fees ........................................         12,951
      Board of Directors' fees .................................            625
      Miscellaneous expenses ...................................         26,634
                                                                      ---------
        Total Expenses .........................................        321,869
        Expense offset arrangement .............................         (5,560)
        Fees reimbursed ........................................         (7,343)
                                                                      ---------
        Net Expenses ...........................................        308,966
                                                                      ---------
   Net Investment Income .......................................        261,781
                                                                      ---------

NET REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments ............................        494,388
   Net change in unrealized appreciation on investments ........        (25,233)
                                                                      ---------
      Net Realized and Unrealized Gain .........................        469,155
                                                                      ---------
   Net Increase in Net Assets Resulting from Operations ........      $ 730,936
                                                                      =========

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2005                                            7

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          For the six
                                                                         months ended        For the
                                                                        April 30, 2005     year ended
                                                                          (unaudited)   October 31, 2004
                                                                        --------------  ----------------
INCREASE IN NET ASSETS:
   Operations:
      Net investment income .......................................      $    261,781     $    110,000
      Net realized gain on investments ............................           494,388           72,696
      Net change in unrealized appreciation
        on investments ............................................           (25,233)       1,936,204
                                                                         ------------     ------------
      Net increase in net assets resulting from
        operations ................................................           730,936        2,118,900
                                                                         ------------     ------------
   Dividends and distributions to Class N shareholders
      declared from net investment income: ........................          (283,472)        (196,354)
                                                                         ------------     ------------
   Capital stock transactions:
      Net proceeds from sales of capital stock ....................         9,818,543        9,908,664
      Net asset value of capital stock issued to shareholders
        for reinvestment of distributions .........................            26,773           88,619
      Net cost of capital stock redeemed ..........................        (5,958,028)     (11,225,700)
                                                                         ------------     ------------
        Net increase (decrease) in net assets resulting from
          capital stock transactions ..............................         3,887,288       (1,228,417)
                                                                         ------------     ------------
        Total increase in net assets ..............................         4,334,752          694,129

NET ASSETS:
   Beginning of year ..............................................        47,894,969       47,200,840
                                                                         ------------     ------------
   End of year (including undistributed net investment
      income of $55,771 and $77,462, respectively) ................      $ 52,229,721     $ 47,894,969
                                                                         ============     ============

   The accompanying notes are an integral part of these financial statements.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class N share outstanding throughout each period

                                    For the six
                                    months ended                         For the years ended October 31,
                                   April 30, 2005      ----------------------------------------------------------------------
                                     (unaudited)          2004           2003           2002           2001           2000
                                   --------------      ----------     ----------     ----------     ----------     ----------
Net asset value, beginning
   of year .......................        $9.30             $8.94          $7.79          $9.46         $13.52         $12.80
Income from investment
   operations:
   Net investment income (loss) ..         0.05              0.02           0.04           0.01          (0.02)         (0.04)
   Net realized and unrealized
      gain (loss) ................         0.11              0.38           1.12          (1.68)         (3.97)          0.76
                                     ----------        ----------     ----------     ----------     ----------     ----------
      Total income (loss) from
        investment operations ....         0.16              0.40           1.16          (1.67)         (3.99)          0.72
                                     ----------        ----------     ----------     ----------     ----------     ----------
Less dividends and distributions:
   From net investment income ....        (0.06)            (0.04)         (0.01)            --             --             --
   From net realized gains .......           --                --             --             --          (0.07)            --
                                     ----------        ----------     ----------     ----------     ----------     ----------
      Total dividends and
        distributions ............        (0.06)            (0.04)         (0.01)            --          (0.07)            --
                                     ----------        ----------     ----------     ----------     ----------     ----------
Net asset value, end of period ...        $9.40             $9.30          $8.94          $7.79          $9.46         $13.52
                                     ==========        ==========     ==========     ==========     ==========     ==========
Total return .....................         1.66%             4.46%         14.34%        (17.65)%       (29.65)%         5.62%
Ratios/Supplemental data:
   Net assets, end of period
      (000's omitted) ............      $52,230           $47,895        $47,201        $82,607        $40,833        $51,765
   Expenses as a percentage of
      average net assets(1)(2) ...         1.24%(3)          1.20%          1.20%          1.20%          1.20%          1.20%
   Ratio of net investment income
      (loss) to average net assets         1.05%(3)          0.23%          0.42%          0.17%         (0.21)%        (0.30)%
   Portfolio turnover rate .......           65%(3)            57%            44%            33%            53%            67%

----------
(1)   Had the expense reimbursement agreement not been in place, the ratio of expenses to average net assets would have been
      as follows:                          1.29%(3)          1.32%          1.36%          1.43%          1.46%          1.35%

(2)   The expense reimbursement agreement terminated on December 31, 2004.

(3)   Annualized.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2005                                            9

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (UNAUDITED)

1. Organization and Significant Accounting Policies. BBH Tax-Efficient Equity Fund (the "Fund") is a separate, diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on November 2, 1998. On February 20, 2001, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". As of April 30, 2005, there were no Class I shares outstanding.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board of Directors.

      B. Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of April 30, 2005.

      C. Accounting for Investments and Income. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2005 (UNAUDITED)

      D. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

      E. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal year ended October 31, 2004 were as follows:

                             Distribution paid from:
 ------------------------------------------------------------------------------
                   Net            Total                             Total
  Ordinary      long term        taxable       Tax return       distributions
   Income     capital gain    distributions    of capital           paid
 ----------  --------------  ---------------  ------------     ---------------
  $196,354         --           $196,354           --             $196,354

            As   of   October   31,   2004   the   components   of   accumulated
            earnings/(deficit) on a tax basis were as follows:

                      Components of accumulated earnings/(deficit):
 -----------------------------------------------------------------------------------------------
 Undistributed  Undistributed                   Accumulated     Unrealized          Total
   ordinary       long-term      Accumulated    capital and    appreciation/     accumulated
    income      capital gains     earnings     other losses   (depreciation)  earnings/(deficit)
 -------------  -------------    -----------   ------------   --------------  ------------------
    $77,462           -            $77,462     $(13,677,171)    $1,969,980      $(11,629,729)

            The Fund had net capital loss carryforwards of approximately $13,677,171 which expires as follows:

                       Capital loss         Expiration
                       carryforward            date
                       ------------         ----------
                        $5,289,157          10/31/2009
                         4,027,806          10/31/2010
                         4,270,319          10/31/2011
                            89,889          10/31/2012


FINANCIAL STATEMENT  APRIL 30, 2005                                           11

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2005 (UNAUDITED)

      Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

      The   differences    between    book-basis   and   tax-basis    unrealized
      appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

      To  the  extent   future   capital   gains  are  offset  by  capital  loss
      carryforwards, such gains will not be distributed.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Corporation has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Fund's average daily net assets. For the six months ended April 30, 2005, the Fund incurred $162,582 for investment advisory services.

      Administrative Fees. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended April 30, 2005, the Fund incurred $37,519 for administrative services.

      Custody and Accounting Fees. BBH acts as a custodian and shall be entitled to receive a custody and accounting fee which is calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. Custody and accounting fees were reduced by $5,560 as a result of an expense offset arrangement with the Fund's custodian. For the six months ended April 30, 2005, the Fund incurred $19,026 for custody and accounting services.

      Shareholder Servicing Fees. The Corporation has a shareholder servicing agreement with BBH for which BBH receives a fee calculated daily and paid monthly at an annual rate equivalent to 0.25% of Class N shares' average daily net assets. For the six months ended April 30, 2005, the Fund incurred $62,532 for shareholder servicing services.

      Securities Lending Fees. The Corporation has a security lending agreement with BBH for which BBH receives a fee for each security loaned. For the six months ended April 30, 2005, the Fund incurred no security lending fees.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2005, the Fund incurred $625 for these fees.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2005 (UNAUDITED)

Expense Reimbursement. The Fund had an agreement with BBHTC for which BBHTC agrees to waive its fees and/or make reimbursements to the Fund so that the Fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses of the Fund) did not exceed, in the aggregate, 1.20% of Class N shares' average daily net assets. For the period ended December 31, 2004, BBHTC reimbursed the Fund $7,343. The agreement terminated on December 31, 2004. The final payment made under the agreement included any carryover excess expenses potentially reimbursable to BBHTC but not recorded as liabilities at December 31, 2004.

3. Investment Transactions. For the six months ended April 30, 2005, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $19,879,933 and $15,909,977, respectively.

4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 277,777,778 shares have been classified as Class N shares of the Fund and 277,777,778 shares have been classified as Class I shares of the Fund. There have been no transactions in Class I shares of capital stock as of April 30, 2005. Transactions in Class N shares of capital stock were as follows:

                                               For the six
                                              months ended        For the
                                             April 30, 2005      year ended
                                               (unaudited)    October 31, 2004
                                             --------------   ----------------
Capital stock sold ........................    1,017,065          1,080,605
Capital stock issued in connection
   with reinvestment of distributions .....        2,746              9,891
Capital stock redeemed ....................     (616,266)        (1,218,577)
                                              ----------         ----------
Net increase (decrease) ...................      403,545           (128,081)
                                              ==========         ==========


FINANCIAL STATEMENT  APRIL 30, 2005                                           13

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
April 30, 2005 (unaudited)

EXAMPLE

As a shareholder of BBH Tax-Efficient Equity Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2005 (unaudited)

Class N
                                                               Expenses Paid
                          Beginning           Ending           During Period
                        Account Value      Account Value     November 1, 2004
                      November 1, 2004    April 30, 2005    to April 30, 2005(1)
                      ----------------    --------------    --------------------
Actual.............        $1,000             $1,017                 6
Hypothetical(2)....        $1,000             $1,019                 6

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 1.24% for Class N shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.


FINANCIAL STATEMENT  APRIL 30, 2005                                           15

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
April 30, 2005 (unaudited)

Approval of Continuation of Investment Advisory Agreement

At a meeting held on December 13, 2004, the Board of Directors (the "Board") of BBH Fund, Inc. (the "Corporation") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Corporation and Brown Brothers Harriman & Co. ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, extent and quality of services provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies. For the International Fund, BBH has entered into Subadvisory Agreements with Walter Scott and Mondrian (the "Subadvisers") pursuant to which the Subadvisers provide such investment management services; that BBH continues to have responsibility for investment management services provided under the Subadvisory Agreements; and that, in the event a Subadviser ceases to provide services to the International Fund, the services will be provided by BBH or, subject to necessary approvals, by the other Subadviser or another firm selected by the Board and approved by shareholders.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company advisory and other fees and its statement of condition for the recent period and as of December 31, 2003, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calcu-

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2005 (unaudited)

lating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by the Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the


FINANCIAL STATEMENT  APRIL 30, 2005                                           17

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2005 (unaudited)

Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2004 and compared to one or more securities indices over comparable periods.

Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things,

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2005 (unaudited)

officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

The following factors specific to individual funds also were noted and considered by the Board in deciding to approve the continuation of the IA
Agreements:

The Board reviewed the comparative performance of the Tax-Efficient Fund versus the Russell 1000 total return index. The Board viewed favorably management's decision to implement a new portfolio construction methodology in the second quarter of 2004, a methodology which puts greater emphasis on fundamental valuation considerations and less emphasis on tracking error to a broad market index such as the Russell 1000 Index. The Board recognized that divergence from the benchmark, particularly during periods of significant market movements, was to be expected because of the manager's clearly defined fundamental investment style with only modest concern for tracking error to the Russell 1000 Index. The Board spent considerable time in reviewing the Tax-Efficient Fund's investments and confirming that those investments were consistent with the new investment methodology. The Board noted that the Tax-Efficient Fund's performance after all expenses was within 50 basis points of the Russell 1000's total return since June 30, 2004, but concurred that the new portfolio construction methodology and its implementation will need to be judged over a three to five year time frame. The Board also noted the Tax-Efficient Fund's expense ratio was in line with many funds of similar size and investment mandate. Taking into account all of the factors considered, the Board concluded that the Tax-Efficient Fund's recent investment results and its total expense ratio were acceptable and that they retained confidence in the manager to achieve the Tax-Efficient Fund's investment objective.


FINANCIAL STATEMENT  APRIL 30, 2005                                           19

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                             Call 1-800-575-1265
By E-mail send your request to:           bbhfunds@bbh.com
On the internet:                          www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                             [LOGO] BROWN
                                    BROTHERS
                                    HARRIMAN


                             [LOGO] BROWN
                                    BROTHERS
                                    HARRIMAN

--------------------------------------------------------------------------------
                               Semi-Annual Report
                                 APRIL 30, 2005
--------------------------------------------------------------------------------

                       BBH BROAD MARKET FIXED INCOME FUND

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
April 30, 2005 (unaudited)

BREAKDOWN BY SECURITY TYPE

                                                                      Percent of
                                                    U.S. $ Value      Net Assets
                                                    ------------      ----------
Asset Backed Securities .........................   $  7,377,395          3.2%
Collateralized Mortgage Backed
  Securities ....................................     10,765,323          4.7
Corporate Bonds .................................     57,358,726         25.2
Foreign Government Bonds ........................        500,640          0.2
U.S. Government Agency Obligations ..............     80,626,285         35.4
U.S. Treasury Notes and Bonds ...................     59,080,738         25.9
Repurchase Agreements ...........................     21,100,000          9.3
Liabilities in Excess of Cash and
  Other Assets ..................................     (8,815,395)        (3.9)
                                                    ------------        -----
NET ASSETS ......................................   $227,993,712        100.0%
                                                    ============        =====

All data as of April 30, 2005. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

BBH BROAD MARKET FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

   Principal                                                              Maturity        Interest
    Amount                                                                  Date            Rate         Value
--------------                                                           ----------       --------    -----------
                 ASSET BACKED SECURITIES (3.2%)
   $ 1,030,000   Capital One Multi-Asset Execution
                    Trust 2003-B5.....................................     08/15/13         4.790%   $  1,036,207
     1,015,000   Capital One Multi-Asset Execution
                    Trust 2003-C4.....................................     08/15/13         6.000       1,074,784
     1,720,000   Citibank Credit Card Issuance
                    Trust 2000-B1.....................................     09/15/05         7.050       1,743,012
     1,280,000   Citibank Credit Card Issuance
                    Trust 2000-C1.....................................     09/15/05         7.450       1,299,027
     1,260,000   MBNA Credit Card Master Note
                    Trust 2001-C3.....................................     12/15/08         6.550       1,298,980
       916,097   Morgan Stanley Capital I 1999-WF1....................     11/15/31         5.910         925,385
                                                                                                     ------------
                 Total Asset Backed Securities
                 (Identified cost $7,409,260).........................                                  7,377,395
                                                                                                     ------------

                 COLLATERALIZED MORTGAGE
                 BACKED SECURITIES (4.7%)
     1,000,000   Ameriquest Mortgage Securities, Inc.
                    2005-R3...........................................     05/25/35         3.044         999,375
       500,000   Centex Home Equity 2004-A............................     08/25/32         4.510         501,290
       489,067   Centex Home Equity 2005-B............................     03/25/35         4.020         488,668
     1,200,000   Countrywide Asset-Backed
                    Certificates 2004-12..............................     12/25/30         4.022       1,182,316
       640,000   Countrywide Asset-Backed
                    Certificates 2004-13..............................     12/25/34         3.989         631,605
       500,000   Countrywide Asset-Backed
                    Certificates 2004-S1..............................     03/25/20         3.872         495,450
       379,758   Countrywide Home Equity Loan
                    Trust 2004-N(1)...................................     02/15/34         3.230         380,345
       592,417   Countrywide Home Equity Loan
                    Trust 2004-O(1)...................................     02/15/34         3.230         593,528
       589,642   Countrywide Home Equity Loan
                    Trust 2004-Q(1)...................................     12/15/33         3.250         591,047
     1,242,168   Credit-Based Asset Servicing and
                    Securitization 2003-CB3...........................     12/25/32         2.879       1,223,388

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2005                                            3

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2005 (unaudited)

   Principal                                                              Maturity        Interest
    Amount                                                                  Date            Rate         Value
--------------                                                           ----------       --------    -----------
                 COLLATERALIZED MORTGAGE
                 BACKED SECURITIES (continued)
   $   744,777   GMAC Mortgage Corp. Loan
                    Trust 2003-HE2....................................     06/25/25         3.140%   $    741,035
       740,000   Residential Asset Mortgage
                    Products, Inc. 2003-RS8...........................     10/25/27         3.479         735,490
       700,000   Residential Asset Mortgage
                    Products, Inc. 2004-RS7...........................     07/25/28         4.450         702,508
       144,283   Residential Asset Securities Corp.
                    2002-KS8..........................................     03/25/02         3.690         143,962
     1,350,000   Residential Asset Securities Corp.
                    2004-KS11(1)......................................     01/25/34         3.290       1,355,316
                                                                                                     ------------
                 Total Collateralized Mortgage Backed
                 Securities (Identified cost $10,809,485).............                                 10,765,323
                                                                                                     ------------

                 CORPORATE BONDS (25.2%)
       250,000   Abitibi-Consolidated, Inc............................     08/01/10         8.550         240,625
       350,000   Adelphia Communications Corp.(2).....................     03/01/07         9.875         303,625
        50,000   Airgas, Inc..........................................     10/01/11         9.125          54,000
       350,000   ALLTEL Corp..........................................     09/15/05         6.750         354,039
       340,000   Altria Group, Inc....................................     07/15/05         7.000         342,160
       210,000   Altria Group, Inc....................................     07/01/08         7.650         229,630
       505,000   American General Finance Corp........................     10/01/09         3.875         490,013
       960,000   American Home Products Corp..........................     03/15/11         6.950       1,068,799
       945,000   AT&T Wireless Services, Inc..........................     03/01/11         7.875       1,087,270
       760,000   AXA Financial, Inc...................................     08/01/10         7.750         872,469
       300,000   Bavaria SA...........................................     11/01/10         8.875         321,750
       250,000   BB&T Corp............................................     10/01/12         4.750         249,168
       880,000   Bear Stearns & Co., Inc..............................     12/07/09         7.625         990,441
       695,000   BellSouth Corp.......................................     11/15/12         4.750         691,383
       680,000   Brascan Corp.........................................     06/15/12         7.125         760,257
       820,000   British Telecommunications, Plc......................     12/15/05         7.875         840,545
       760,000   Capital One Bank.....................................     02/21/12         4.800         747,886

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2005 (unaudited)

   Principal                                                              Maturity        Interest
    Amount                                                                  Date            Rate         Value
--------------                                                           ----------       --------    -----------
                 CORPORATE BONDS (continued)
   $   250,000   Capital One Bank.....................................     06/15/09         5.000%   $    252,842
     1,000,000   Cendant Corp.........................................     01/15/08         6.250       1,042,316
       740,000   Centex Corp..........................................     02/01/11         7.875         841,880
     1,000,000   Cia Brasileira De Bebida.............................     09/15/13         8.750       1,145,000
       935,000   CIT Group, Inc. .....................................     02/01/10         4.250         920,310
       480,000   Commerce Group, Inc..................................     12/09/13         5.950         496,270
       690,000   Computer Science Corp................................     06/15/11         7.375         782,049
       800,000   Countrywide Home Loans, Inc..........................     12/19/07         4.250         796,398
       460,000   Countrywide Home Loans, Inc..........................     09/15/09         4.125         450,311
     1,115,000   Cox Communications, Inc.(3)..........................     12/15/14         5.450       1,110,808
       740,000   Credit Suisse First Boston (USA), Inc................     01/15/12         6.500         815,838
     1,090,000   DaimlerChrysler NA Holdings Corp.....................     01/15/08         4.750       1,075,263
       100,000   DaimlerChrysler NA Holdings Corp.....................     11/15/13         6.500         102,094
     1,300,000   Deutsche Telekom International
                    Finance BV........................................     06/15/10         8.500       1,507,678
       325,000   Dollar Financial Group, Inc..........................     11/15/11         9.750         341,250
     2,285,000   Ford Motor Credit Co.................................     01/15/08         4.950       2,150,196
       300,000   Fort James Corp......................................     11/15/21         9.250         343,875
       355,000   France Telecom SA....................................     03/01/11         8.750         409,118
     2,200,000   General Motors Acceptance Corp.......................     08/28/07         6.125       2,143,665
       670,000   General Motors Acceptance Corp.......................     12/10/07         4.375         617,652
       420,000   GTE California, Inc..................................     01/15/09         5.500         429,591
     1,080,000   Harrah's Operating Company, Inc......................     07/01/10         5.500       1,104,277
       200,000   Host Marriott LP(3)..................................     03/15/15         6.375         190,250
     1,000,000   Household Finance Corp...............................     01/30/07         5.750       1,027,230
     1,600,000   International Lease Finance Corp.....................     01/23/08         3.300       1,554,003
       520,000   International Paper Co...............................     10/30/12         5.850         538,270
       300,000   Jacuzzi Brands, Inc..................................     07/01/10         9.625         321,000
       500,000   John Hancock Financial Services, Inc.................     12/01/08         5.625         521,737
       300,000   John Q. Hammons Hotels, Inc..........................     05/15/12         8.875         319,500
       600,000   Korea Development Bank...............................     03/02/09         3.875         584,327
       300,000   Lennar Corp.(1)......................................     03/19/09         3.800         301,504
     1,415,000   MBNA America Bank NA.................................     06/15/12         6.625       1,538,381

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2005                                            5

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2005 (unaudited)

   Principal                                                              Maturity        Interest
    Amount                                                                  Date            Rate         Value
--------------                                                           ----------       --------    -----------
                 CORPORATE BONDS (continued)
   $   540,000   Merck & Co., Inc.....................................     03/01/15         4.750%   $    531,137
     1,240,000   MetLife, Inc.........................................     12/01/11         6.125       1,342,533
       495,000   MISC Capital, Ltd.(3) ...............................     07/01/09         5.000         501,527
     1,000,000   Morgan Stanley.......................................     04/01/14         4.750         966,546
       600,000   Motorola, Inc........................................     11/15/10         7.625         682,120
       300,000   NiSource Finance Corp................................     11/01/06         3.200         295,976
       705,000   Pemex Project Funding Master Trust...................     02/01/09         7.875         764,925
       255,000   Pemex Project Funding Master Trust...................     12/15/14         7.375         277,057
       625,000   Petronas Capital, Ltd.(3)............................     05/22/12         7.000         702,307
       300,000   Pinnacle Entertainment, Inc..........................     10/01/13         8.750         301,500
       300,000   PolyOne Corp.........................................     05/01/12         8.875         315,750
       410,000   Resorts International Hotel & Casino.................     03/15/09        11.500         466,375
       352,000   Riviera Holdings Corp................................     06/15/10        11.000         387,200
       345,000   Safeway, Inc.........................................     03/01/06         6.150         350,029
     1,150,000   Safeway, Inc.........................................     11/01/08         4.125       1,124,425
       405,000   SBC Communications, Inc..............................     09/15/09         4.125         398,301
       400,000   SBC Communications, Inc..............................     09/15/14         5.100         400,181
       440,000   Sempra Energy........................................     02/01/13         6.000         466,384
       650,000   Simon Property Group LP..............................     06/15/08         7.000         694,073
       650,000   SLM Corp.............................................     05/15/14         5.375         671,158
       170,000   Sonat, Inc...........................................     02/01/08         6.625         168,300
       415,000   Southwestern Electric Power Co.......................     07/01/05         4.500         415,717
       850,000   Sprint Capital Corp..................................     01/30/11         7.625         959,445
       380,000   Sprint Capital Corp..................................     05/01/19         6.900         424,612
       325,000   Stone Container Corp.................................     07/01/12         8.375         320,937
       290,000   SuperValu, Inc.......................................     08/01/09         7.875         321,419
     1,010,000   Telecom De Puerto Rico...............................     05/15/06         6.650       1,035,527
       480,000   Telecom Italia Capital(3)............................     01/15/10         4.000         463,681
     1,000,000   TXU Corp.............................................     06/15/05         7.125       1,003,708
       250,000   United Rentals North America.........................     02/15/14         7.000         225,000
       860,000   Verizon New York, Inc................................     04/01/12         6.875         941,976
     1,100,000   Washington Mutual, Inc...............................     01/15/09         4.000       1,080,232
       990,000   Waste Management.....................................     11/15/12         6.375       1,091,219

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2005 (unaudited)

   Principal                                                              Maturity        Interest
    Amount                                                                  Date            Rate         Value
--------------                                                           ----------       --------    -----------
                 CORPORATE BONDS (continued)
   $   760,000   Xl Capital, Ltd......................................     09/15/14         5.250%   $    756,065
     1,060,000   York International Corp..............................     08/15/06         6.625       1,092,441
                                                                                                     ------------
                 Total Corporate Bonds
                 (Identified cost $56,788,226)........................                                 57,358,726
                                                                                                     ------------

                 FOREIGN GOVERNMENT BOND (0.2%)
       480,000   United Mexican States
                 (Identified cost $476,068)...........................     01/16/13         6.375         500,640
                                                                                                     ------------

                 U.S. GOVERNMENT AGENCY OBLIGATIONS (35.4%)
     2,000,000   Federal Home Loan Bank(4)............................     10/13/06         2.100       1,953,126
     3,000,000   Federal Home Loan Mortgage Corp......................     10/15/06         2.750       2,956,293
       371,289   Federal Home Loan Mortgage Corp......................     12/15/30         6.500         374,058
       541,890   Federal National Mortgage Assoc......................     04/25/15         5.500         546,932
        63,256   Federal National Mortgage Assoc......................     09/25/30         6.500          63,362
       455,211   Federal National Mortgage Assoc......................     07/01/32         7.000         480,973
     2,368,459   Federal National Mortgage Assoc......................     11/01/32         6.000       2,434,669
     1,168,941   Federal National Mortgage Assoc......................     04/01/33         6.000       1,201,389
       247,358   Federal National Mortgage Assoc......................     10/01/33         6.000         254,224
       428,546   Federal National Mortgage Assoc......................     04/01/34         5.000         424,652
     2,218,402   Federal National Mortgage Assoc......................     05/01/34         5.000       2,198,247
     3,870,783   Federal National Mortgage Assoc......................     08/01/34         6.000       3,978,228
     1,452,449   Federal National Mortgage Assoc......................     09/01/34         5.000       1,439,253
       860,374   Federal National Mortgage Assoc......................     10/01/34         6.000         884,011
     1,839,922   Federal National Mortgage Assoc......................     10/01/34         5.500       1,858,651
       859,270   Federal National Mortgage Assoc......................     10/01/34         5.000         851,463
       852,623   Federal National Mortgage Assoc......................     11/01/34         6.000         876,047
       421,989   Federal National Mortgage Assoc......................     11/01/34         6.000         433,582
     1,405,266   Federal National Mortgage Assoc......................     12/01/34         6.000       1,443,873
     1,051,498   Federal National Mortgage Assoc......................     12/01/34         6.000       1,080,386
     1,858,670   Federal National Mortgage Assoc......................     12/01/34         5.500       1,877,590
     9,760,000   Federal National Mortgage Assoc.
                    (TBA 30YR)........................................     07/01/31         6.000      10,019,245

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2005                                            7

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2005 (unaudited)

   Principal                                                              Maturity        Interest
    Amount                                                                  Date            Rate         Value
--------------                                                           ----------       --------    -----------
                 U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
   $ 2,630,000   Federal National Mortgage Assoc.
                    (TBA 30YR)........................................     05/01/33         5.500%    $ 2,654,656
     3,824,607   FHLMC Gold Guaranteed................................     03/01/19         4.000       3,718,314
     8,434,198   FHLMC Gold Guaranteed................................     04/01/19         4.000       8,187,581
     2,550,065   FHLMC Gold Guaranteed................................     05/01/19         4.000       2,475,501
       747,766   FHLMC Gold Guaranteed................................     05/01/19         4.000         725,901
     2,448,254   FHLMC Gold Guaranteed................................     12/01/19         4.000       2,376,667
     1,381,267   FHLMC Gold Guaranteed................................     12/01/19         4.000       1,340,879
     4,133,578   FHLMC Gold Guaranteed................................     02/01/20         4.000       4,012,711
       439,864   FHLMC Gold Guaranteed................................     08/01/32         6.500         457,561
       575,387   FHLMC Gold Guaranteed................................     03/01/33         6.000         591,212
       590,527   FHLMC Gold Guaranteed................................     11/01/33         5.000         586,373
     4,851,977   FHLMC Gold Guaranteed................................     03/01/34         5.500       4,908,941
       625,760   FHLMC Gold Guaranteed................................     09/01/34         6.500         651,425
     1,984,612   FHLMC Gold Guaranteed................................     10/01/34         5.500       2,009,219
     1,299,481   FHLMC Gold Guaranteed................................     10/01/34         5.500       1,314,738
     3,090,145   FHLMC Gold Guaranteed................................     11/01/34         5.500       3,126,424
     3,813,161   FHLMC Gold Guaranteed................................     12/01/34         5.500       3,857,928
                                                                                                     ------------
                 Total U.S. Government Agency Obligations
                 (Identified cost $80,772,637)........................                                 80,626,285
                                                                                                     ------------

                 U.S. TREASURY NOTES AND BONDS (25.9%)
     6,950,000   U.S. Treasury Notes..................................     08/15/10         5.750       7,552,155
     1,215,000   U.S. Treasury Notes..................................     02/15/15         4.000       1,195,304
    23,490,000   U.S. Treasury Bonds..................................     05/15/16         7.250      29,501,983
    18,500,000   U.S. Treasury Bonds..................................     08/15/28         5.500      20,831,296
                                                                                                     ------------
                 Total U.S. Treasury Notes and Bonds
                 (Identified cost $57,926,057)........................                                 59,080,738
                                                                                                     ------------

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2005 (unaudited)

   Principal                                                              Maturity        Interest
    Amount                                                                  Date            Rate         Value
--------------                                                           ----------       --------    -----------
                 REPURCHASE AGREEMENT (9.3%)
   $21,100,000   Deutsche Bank
                 (Agreement dated 4/29/05 collateralized
                    by U.S. Treasury Bills 3.150%,
                    due 10/06/05; $21,105,029 to be
                    received upon maturity)
                    (Identified cost $21,100,000).....................     05/02/05         2.860%   $ 21,100,000
                                                                                                     ------------
TOTAL INVESTMENTS (Identified cost $235,281,733)(5) ...............................         103.9%   $236,809,107

LIABILITIES IN EXCESS OF OTHER ASSETS..............................................          (3.9)     (8,815,395)
                                                                                            -----    ------------
NET ASSETS.........................................................................         100.0%   $227,993,712
                                                                                            =====    ============

----------
(1) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the April 30, 2005 coupon rate.

(2)   Defaulted security, Fund is not currently accruing income on security.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of 144A securities owned at April 30, 2005 was $2,968,573, or 1.3% of net assets.

(4)   Security held as collateral on futures contracts.

(5) The aggregate cost for federal income tax purposes is $235,281,733, the aggregate gross unrealized appreciation is $2,934,986, and the aggregate gross unrealized depreciation is $1,407,612, resulting in net unrealized appreciation of $1,527,374.

A summary of  obligations  under open futures  contracts at April 30, 2005 is as follows:
                                                       Underlying
           Expiration                                  Face Amount   Unrealized
Position      Date     Contracts       Note/Bond        at Value    Depreciation
--------   ----------  ---------       ---------       -----------  ------------
Short       June 2005     100     U.S. Treasury Note   $11,142,188   ($103,125)

As of April 30, 2005, the Fund had segregated sufficient cash or qualified assets to cover the notional value of open futures contracts.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2005                                            9

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (unaudited)

ASSETS:
Investments in securities, at value (identified
 cost $235,281,733) .........................................       $236,809,107
   Cash .....................................................            829,193
   Receivables for:
      Interest and other receivables ........................          2,462,136
      Investment sold .......................................          1,251,152
      Capital stock sold ....................................            756,192
                                                                    ------------
        Total Assets ........................................        242,107,780
                                                                    ------------

LIABILITIES:
   Payables for:
      Investments purchased .................................         13,097,680
      Dividend distribution .................................            780,589
      Capital stock redeemed ................................             82,000
      Custody and accounting fees ...........................             32,432
      Investment advisory fees ..............................             32,089
      Shareholder servicing fees ............................             24,073
      Professional fees .....................................             19,164
      Administrative fees ...................................             18,636
      Board of Directors' fees ..............................              1,519
      Accrued expenses and other liabilities ................             25,886
                                                                    ------------
        Total Liabilities ...................................         14,114,068
                                                                    ------------
NET ASSETS ..................................................       $227,993,712
                                                                    ============
Net Assets Consist of:
   Paid-in capital ..........................................       $225,284,963
   Undistributed net investment income ......................            213,158
   Accumulated net realized gain on investments
     and futures contracts ..................................          1,071,342
   Net unrealized appreciation on investments
     and futures contracts ..................................          1,424,249
                                                                    ------------
Net Assets ..................................................       $227,993,712
                                                                    ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES NET ASSET VALUE
   ($136,323,129 / 13,170,564 shares outstanding) ...........             $10.35
                                                                          ======

CLASS I SHARES NET ASSET VALUE
   ($91,670,583 / 8,859,505 shares outstanding) .............             $10.35
                                                                          ======

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2005 (unaudited)

NET INVESTMENT INCOME:
   Income:
      Interest and other income (net of withholding
        taxes of $1,417) ......................................     $ 4,960,714
      Securities lending income ...............................           6,312
                                                                    -----------
        Total Income ..........................................       4,967,026
                                                                    -----------
   EXPENSES:
      Investment advisory fees ................................         209,035
      Administrative fees .....................................         104,518
      Shareholder servicing fees ..............................          88,913
      Custody and accounting fees .............................          88,411
      Professional fees .......................................          21,178
      Board of Directors' fees ................................           4,021
      Miscellaneous expenses ..................................          32,635
                                                                    -----------
        Total Expenses ........................................         548,711
        Expense offset arrangement ............................          (1,637)
        Fees reimbursed .......................................         (15,078)
                                                                    -----------
        Net Expenses ..........................................         531,996
                                                                    -----------
   Net Investment Income ......................................       4,435,030
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS:
   Net realized gain on investments, futures
      contracts and swap agreements ...........................       1,253,843
   Net change in unrealized appreciation on
      investments and futures contracts .......................      (3,249,334)
                                                                    -----------
      Net Realized and Unrealized Loss ........................      (1,995,491)
                                                                    -----------
   Net Increase in Net Assets Resulting from Operations .......     $ 2,439,539
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2005                                           11

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                For the six
                                                                months ended         For the
                                                               April 30, 2005      year ended
                                                                 (unaudited)     October 31, 2004
                                                               --------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
      Net investment income .................................   $   4,435,030    $   8,338,956
      Net realized gain on investments and futures
        contracts ...........................................       1,253,843        2,216,697
      Net change in unrealized appreciation (depreciation) on
        investments and futures contracts ...................      (3,249,334)         762,322
                                                                -------------    -------------
      Net increase in net assets resulting from operations ..       2,439,539       11,317,975
                                                                -------------    -------------
   Dividends and distributions declared:
      From net investment income:
      Class N ...............................................      (2,410,765)      (4,591,013)
      Class I ...............................................      (1,851,414)      (3,718,180)
      From net realized gains
      Class N ...............................................      (1,351,078)      (1,654,504)
      Class I ...............................................        (999,672)      (1,262,087)
                                                                -------------    -------------
        Total dividends and distributions declared ..........      (6,612,929)     (11,225,784)
                                                                -------------    -------------
   Capital stock transactions:
      Net proceeds from sales of capital stock ..............      71,421,876       64,411,174
      Net asset value of capital stock issued to shareholders
        for reinvestment of dividends and distributions .....       2,089,718        3,538,919
      Net cost of capital stock redeemed ....................     (42,220,029)     (68,732,344)
                                                                -------------    -------------
        Net increase (decrease) in net assets resulting
          from capital stock transactions ...................      31,291,565         (782,251)
                                                                -------------    -------------
        Total increase (decrease) in net assets .............      27,118,175         (690,060)
NET ASSETS:
   Beginning of year ........................................     200,875,537      201,565,597
                                                                -------------    -------------
   End of period (including undistributed net investment
      income of $213,158 and distributions in excess of net
      investment income of $40,307, respectively) ...........   $ 227,993,712    $ 200,875,537
                                                                =============    =============

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period

                                                                                                     For the period from
                               For the six                                                            December 22, 2000
                              months ended                For the years ended October 31,             (commencement of
                             April 30, 2005      ------------------------------------------------      operations) to
                               (unaudited)           2004              2003              2002         October 31, 2001
                             --------------      -----------       -----------        -----------    ------------------
Net asset value, beginning
  of period ................      $10.57             $10.57            $10.25             $10.43            $10.00
                               ---------          ---------         ---------          ---------         ---------
Income from investment
  operations:
Net investment income ......        0.21(1)            0.43(1)           0.59(1)            0.46              0.43
Net realized and unrealized
  gain (loss) ..............       (0.10)              0.17              0.33              (0.19)             0.46
                               ---------          ---------         ---------          ---------         ---------
Total income from investment
operations .................        0.11               0.60              0.92               0.27              0.89
                               ---------          ---------         ---------          ---------         ---------
Less dividends and
  distributions:
>From net investment income .       (0.21)             (0.44)            (0.60)             (0.45)            (0.39)
>From net realized gains ....       (0.12)             (0.16)               --                 --                --
Return of capital ..........          --                 --                --                 --             (0.07)
                               ---------          ---------         ---------          ---------         ---------
Total dividends and
  distributions ............       (0.33)             (0.60)            (0.60)             (0.45)            (0.46)
                               ---------          ---------         ---------          ---------         ---------
Net asset value, end of
  period ...................      $10.35             $10.57            $10.57             $10.25            $10.43
                               =========          =========         =========          =========         =========
Total return ...............        1.07%              5.77%             9.33%              2.39%             9.01%
Ratios/Supplemental data:
Net assets, end of period
  (000's omitted) ..........    $136,323           $110,122          $114,592            $94,453           $56,972
Expenses as a percentage of
  average net assets(2) ....        0.57%(3)           0.55%             0.55%              0.55%             0.55%(3)
Ratio of net investment
  income to average net
  assets ...................        4.18%(3)           4.14%             5.55%              4.30%             4.99%(3)
Portfolio turnover rate ....         238%(3)            210%              249%(4)            416%(5)           413%(3)(5)

----------
(1)   Calculated using average shares outstanding for the year.

(2)   Had the expense payment agreement not been in place, the ratio of expenses to average net assets would have been as follows:
                                    0.59%(3)           0.61%             0.62%              0.70%             0.74%(3)

(3)   Annualized.

(4) Portfolio turnover rate is a weighted average of the Fund's portfolio turnover and that of the Portfolio in which the Fund invested through December 3, 2002.

(5) Portfolio turnover rate is that of the Portfolio in which the Fund invested.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2005                                           13

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period

                                                                                For the period from
                                               For the six                       December 3, 2002
                                              months ended         For the       (commencement of
                                             April 30, 2005      year ended       operations) to
                                               (unaudited)    October 31, 2004   October 31, 2003
                                             --------------   ----------------  -------------------
Net asset value, beginning of period .......      $10.57             $10.57            $10.22
                                               ---------         ---------         ---------
Income from investment operations:
   Net investment income(1) ................        0.22               0.46              0.53
   Net realized and unrealized gain ........       (0.11)             0.15              0.34
                                               ---------         ---------         ---------
     Total income from investment
       operations: .........................        0.11               0.61              0.87
                                               ---------         ---------         ---------
Less dividends and distributions:
   From net investment income ..............       (0.21)            (0.45)            (0.52)
   From net realized gains .................       (0.12)            (0.16)               --
                                               ---------         ---------         ---------
     Total dividends and distributions .....       (0.33)            (0.61)            (0.52)
                                               ---------         ---------         ---------
Net asset value, end of period .............      $10.35            $10.57            $10.57
                                               =========         =========         =========
Total return ...............................        1.15%             5.91%             9.48%
Ratios/Supplemental Data:
   Net assets, end of period (000's omitted)     $91,671           $90,753           $86,973
   Expenses as a percentage of average
     net assets(2) .........................        0.42%(3)          0.40%             0.40%(3)
   Ratio of net investment income to average

     net assets ............................        4.32%(3)          4.36%             5.42%(3)
   Portfolio turnover rate .................         238%(3)           210%              249%(3)(4)

----------
(1)   Calculated using average shares outstanding for the year.

(2)   Had the expense payment agreement not been in place, the ratio of expenses to average net assets would have been as follows:
                                                    0.44%(3)          0.45%             0.46%(3)

(3)   Annualized.

(4) Portfolio turnover rate is a weighted average of the Fund's portfolio turnover and that of the Portfolio in which the Fund invested through December 3, 2002.

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)

1. Organization and Significant Accounting Policies. BBH Broad Market Fixed Income Fund (the "Fund") is a separate diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on December 22, 2000. On August 6, 2002, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other class of the Fund.

      Prior to December 3, 2002, the Fund invested substantially all of its assets in the BBH Broad Market Fixed Income Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. On December 3, 2002, the Fund received its pro rata share of cash and securities from the Portfolio in a complete liquidation of its interest in the Portfolio. Subsequent to December 3, 2002, the Fund invests directly in securities rather than through the Portfolio and maintains the same investment objective.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. Bonds and other fixed income securities, including restricted securities' (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Directors. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

            Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Fund's Board of Directors. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board of Directors.

      B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or


FINANCIAL STATEMENT  APRIL 30, 2005                                           15

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2005 (UNAUDITED)

            a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonable assured. Prior to December 3, 2002, the Fund recorded its share of income, expenses, realized and unrealized gain and loss from the Portfolio each day. In addition, the Fund accrued its own expenses.

      C. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

      D. Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction or effectively the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Investment Adviser. The Fund's custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Investment Adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Information regarding repurchase agreements is included in the Portfolio of Investments.

      E. Swap Agreements. The Fund may enter into swap agreements. A swap is an exchange of cash payments based on a notional principal amount between the Fund and another party which is based on a specific financial index. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Cash payments are exchanged at specified intervals and recorded in the Statement of Operations as realized gains and losses. The expected income or expense is recorded on an accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counter parties to meet the terms of their contract and from unanticipated changes in the value of the financial index on

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2005 (UNAUDITED)

            which the swap agreement is based. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. The Fund may use swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the Fund may use swaps to take a position on anticipated changes in the underlying financial index. Information regarding swap agreements is included at the end of the Portfolio of Investments.

      F. Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of Fund securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service. At April 30, 2005, the Fund had no open forward foreign exchange contracts.

      G. Financial Futures Contracts. The Fund may enter into open futures contracts in order to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded. Information regarding futures contracts is included at the end of the Portfolio of Investments.

      H. Rule 144A Securities. The Fund may purchase securities that are not registered under the 1933 Act, but that can be sold to "qualified institutional buyers" in accordance with the requirements stated in Rule 144A under the 1933 Act (Rule 144A Securities). A Rule 144A Security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the Investment Adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A securities is included at the end of the Portfolio of Investments.

      I. Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or


FINANCIAL STATEMENT  APRIL 30, 2005                                           17

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2005 (UNAUDITED)

            amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

      J. Dividends and Distributions to Shareholders. Dividends to shareholders are paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal year ended October 31, 2004 were as follows:

                             Distribution paid from:
--------------------------------------------------------------------------------
                     Net              Total                            Total
 Ordinary         long term          taxable        Tax return     distributions
  Income        capital gain      distributions     of capital         paid
----------      ------------      -------------     ----------     -------------
$9,746,234       $1,479,550        $11,225,784          --          $11,225,784

            As   of   October   31,   2004   the   components   of   accumulated
            earnings/(deficit) on a tax basis were as follows:

                  Components of accumulated earnings/(deficit):
----------------------------------------------------------------------------------------------
Undistributed  Undistributed                   Accumulated     Unrealized          Total
  ordinary       long-term      Accumulated    capital and    appreciation/     accumulated
   income      capital gains     earnings     other losses   (depreciation)  earning/(deficit)
-------------  -------------    -----------   ------------   --------------  -----------------
  $703,810      $1,752,816      $2,456,626         --          $4,425,512       $6,882,138

            Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

            The  differences   between   book-basis  and  tax-basis   unrealized
            appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, defaulted bonds and unrealized appreciation on futures contracts.

2.    Transactions with Affiliates.

      Investment Advisory Fees. Effective December 3, 2002, the Fund entered into an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated and paid monthly at an annual rate equivalent to 0.20% of the Fund's average daily net assets. For the six months ended April 30, 2005, the Fund incurred $209,035 for investment advisory services.

      Administrative Fees. The Corporation has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC"). Effective December 3, 2002, BBHTC receives a fee from the Fund for administration services calculated daily and paid monthly at an annual rate equivalent to

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2005 (UNAUDITED)

      0.10% of the Funds average daily net assets. Prior to December 3, 2002, BBHTC received a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.075% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Service Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended April 30, 2005, the Fund incurred $104,518 for administrative services.

      Shareholder Servicing Fees. The Corporation has a shareholder servicing agreement with BBH. Effective December 3, 2002, BBH receives a fee from the Fund for such services calculated daily and paid monthly at an annual rate equivalent to 0.15% of Class N shares' average daily net assets. Prior to December 3, 2002, BBH received a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.05% of the Fund's average daily net assets. For the six months ended April 30, 2005, the Fund incurred $88,913 for shareholder servicing services.

      Custody and Accounting Fees. BBH acts as a custodian and shall be entitled to receive a custody and accounting fee which is calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the six months ended April 30, 2005, the Fund incurred $88,411 for custody and accounting services. These fees for the Fund were reduced by $1,637 as a result of an expense offset arrangement with the Fund's custodian.

      Securities Lending Fees. The Corporation has a security lending agreement with BBH for which BBH receives a fee for each security loaned. For the six months ended April 30, 2005, the Fund paid $2,298 to BBH for security lending services.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2005, the Fund incurred $4,021 for these fees.

      Expense Reimbursement. The Fund had an agreement with BBHTC for which BBHTC agreed to waive its fees and/or make reimbursements to the Fund so that the Fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses of the Fund) do not exceed, in the aggregate, 0.55% of Class N shares' average daily net assets and 0.40% of Class I shares' daily average net assets. For the period ended December 31, 2004, BBHTC reimbursed the Fund $15,078. The Fund's agreement with BBHTC terminated on December 31, 2004. The final payment made under the agreement included any carryover excess expenses potentially reimbursable to BBHTC but not recorded as liabilities on December 31, 2004.

3. Investment Transactions. For the six months ended April 30, 2005, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $254,964,640 and $238,795,583, respectively.

4. Securities on Loan. As of April 30, 2005, the Fund had no securities on loan.


FINANCIAL STATEMENT  APRIL 30, 2005                                           19

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2005 (UNAUDITED)

5. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 277,777,778 shares have been classified as Class N shares of the Fund and 277,777,778 have been classified as Class I shares of the Fund. Transactions in shares of capital stock were as follows:

                                                    SHARES                              AMOUNT
                                       For the six                          For the six
                                      months ended         For the         months ended          For the
                                     April 30, 2005      Year ended        April 30, 2005       Year ended
                                       (unaudited)     October 31, 2004     (unaudited)      October 31, 2004
                                     --------------    ----------------    --------------    ----------------
Class N
Capital stock sold .............         3,433,644          2,676,733       $ 52,269,917       $ 28,142,658
Capital stock issued in
  connection with
  reinvestment of
  dividends ....................            92,996            115,314            978,718          1,207,086
Capital stock redeemed .........          (773,487)        (3,216,015)        (8,081,406)       (33,551,907)
                                      ------------       ------------       ------------       ------------
Net increase (decrease) ........         2,753,153           (423,968)      $ 45,167,229       $ (4,202,163)
                                      ============       ============       ============       ============

                                                    SHARES                              AMOUNT
                                       For the six                          For the six
                                      months ended         For the         months ended          For the
                                     April 30, 2005      Year ended        April 30, 2005       Year ended
                                       (unaudited)     October 31, 2004     (unaudited)      October 31, 2004
                                     --------------    ----------------    --------------    ----------------
Class I
Capital stock sold .............         1,830,719          3,490,420       $ 19,151,959       $ 36,268,516
Capital stock issued in
connection with
  reinvestment of
  dividends ....................           105,451            222,663          1,111,000          2,331,833
Capital stock redeemed .........        (1,660,602)        (3,358,030)       (34,138,623)       (35,180,437)
                                      ------------       ------------       ------------       ------------
Net increase (decrease) ........           275,568            355,053       $(13,875,664)      $  3,419,912
                                      ============       ============       ============       ============

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
April 30, 2005 (unaudited)

EXAMPLE

As a shareholder of BBH Broad Market Fixed Income Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


FINANCIAL STATEMENT  APRIL 30, 2005                                           21

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2005 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class N

                                                               Expenses Paid
                            Beginning          Ending          During Period
                          Account Value     Account Value    November 1, 2004

                        November 1, 2004   April 30, 2005   to April 30, 2005(1)
                        ----------------   --------------   --------------------
Actual...............        $1,000            $1,007                3
Hypothetical(2)......        $1,000            $1,022                3

Class I

                                                               Expenses Paid
                            Beginning          Ending          During Period
                          Account Value     Account Value    November 1, 2004
                        November 1, 2004   April 30, 2005   to April 30, 2005(1)
                        ----------------   --------------   --------------------
Actual...............        $1,000            $1,015                2
Hypothetical(2)......        $1,000            $1,023                2

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.55% and 0.40%% for Class N and I shares, respectively, multiplied by the average account value over the period.

(2)   Assumes a return of 5% before expenses.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
April 30, 2005 (unaudited)

Approval of Continuation of Investment Advisory Agreement

At a meeting held on December 13, 2004, the Board of Directors (the "Board") of BBH Fund, Inc. (the "Corporation") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Corporation and Brown Brothers Harriman & Co. ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, extent and quality of services provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies. For the International Fund, BBH has entered into Subadvisory Agreements with Walter Scott and Mondrian (the "Subadvisers") pursuant to which the Subadvisers provide such investment management services; that BBH continues to have responsibility for investment management services provided under the Subadvisory Agreements; and that, in the event a Subadviser ceases to provide services to the International Fund, the services will be provided by BBH or, subject to necessary approvals, by the other Subadviser or another firm selected by the Board and approved by shareholders.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company advisory and other fees and its statement of condition for the recent period and as of December 31, 2003, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calcu-


FINANCIAL STATEMENT  APRIL 30, 2005                                           23

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

lating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by the Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.


Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2004 and compared to one or more securities indices over comparable periods.

Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things,


FINANCIAL STATEMENT  APRIL 30, 2005                                           25

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

The following factors specific to individual funds also were noted and considered by the Board in deciding to approve the continuation of the IA
Agreements:

The Board reviewed the information showing performance of the Broad Market Fund's Class N shares and Class I shares compared to the Lehman Aggregate Index. Both classes of the Broad Market Fund on a pre-fee basis outperformed the benchmark by a meaningful amount over all relevant periods and on an after-fee basis performed roughly in line with or modestly exceeded the benchmark over all relevant periods. The Board viewed with favor this performance and noted the benchmark has no fees. The Board also noted the expense ratio for both share classes was in line with or lower than many funds of similar size and investment mandate. Taking into account these comparisons and the other factors considered, the Board concluded that the Broad Market Fund's investment results over time and its total expense ratio had been satisfactory.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                             Call 1-800-575-1265
By E-mail send your request to:           bbhfunds@bbh.com
On the internet:                          www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.


                             [LOGO] BROWN
                                    BROTHERS
                                    HARRIMAN








ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to the registrant?s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
(b) No answer required.
(c) Not applicable.
(d) Not applicable.
(e) Not applicable.
(f)
(1) A copy of the code of ethics referenced in Item 2(a) of this Form N-CSR is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.
 (2) Not applicable.
 (3) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant?s Board of Trustees board has designated two members of the audit committee as financial experts.
(2) The following Trustees have been designated as audit committee financial experts by the Board of Trustees: independent audit committee members Arthur Miltenberger and David Feldman are the designated audit committee financial experts.
    (3) Not applicable.
(b) No answer required.
(c) No answer required.
(d) No answer required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees - Not applicable, required for annual filings only.
(b)	Audit-Related Fees - Not applicable, required for annual filings only.
(c) 	Tax Fees - Not applicable, required for annual filings only.
(d)	All Other Fees - Not applicable, required for annual filings only.


e) 	1.) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES
	Not applicable, required for annual filings only.

f) 	If greater than 50 percent, disclosure of the
      percentage of hours expended on principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principle accountants' full-time, permanent employees.

	Not applicable, required for annual filings only.

g) Disclosure of non-audit fees billed by the registrant's accountant to the registrant and rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

	Not applicable, required for annual filings only.


h) Disclosure of whether the registrant's audit committee of the board of directors has considered whether the provision of the non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under
     	common control, with the adviser that provides ongoing services to the registrant that were not approved pursuant to (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principle accountant's independence.

	Not applicable, required for annual filings only.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)  The Trust has a separately designated audit
     committee.    The members of the audit committee
     are:  Eugene P. Beard ,Richard Carpenter,
     David P. Feldman, J. Angus Ivory, Alan G. Lowy and Arthur D. Miltenberger.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND
        PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES
        BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS

        Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF
        SECURITY HOLDERS.

        Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the
     registrant's disclosure controls and
     procedures as conducted within 90
     days of the filing date of this Form
     N-CSR, the registrant's principal
     financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no significant changes in
     the registrant's internal controls or
     in other factors that could significantly affect these controls subsequent to the date of their evaluation.


ITEM 11. EXHIBITS.

(a)(1) The registrant?s code of ethics that is the subject of the disclosure required by Item 2 is filed as Exhibit 11(a) (1)

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is filed as Exhibit 11(a) (2).

(a)(3) Not applicable

(b) The certifications required by Rule 30a-2(b) under the Act and Section 1350 of Chapter 63 of Title 18 of the United States Code are attached as exhibit 11(b).

SIGNATURES

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 		BBH FUND, INC.
             -------------------------------------


By (Signature and Title)*
                           ------------------------------
                           John A. Nielsen, President
                           (Principle Executive Officer)
Date:   July 7, 2005
       ------------------

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*
                          ---------------------------
                          Nancy D. Osborn, Treasurer
                          (Principal Financial Officer)

Date:   July 7, 2005
       ------------------

- Print name and title of each signing officer under his or her signature.

EXHIBIT 11(a) (1)

A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling
800) 575-1265.

EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE EXECUTIVE OFFICER.

I, John A. Nielsen, certify that:

1. I have reviewed this report on Form N-CSR of BBH Fund, Inc. on behalf of: BBH Inflation-Indexed
   Securities Fund, BBH International Equity Fund,
   BBH Tax-Efficient Equity Fund, and BBH Broad
   Market Fixed Income Fund, ("registrant");


2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of
   1940) for the registrant and have:

   a. designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

   b. evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

   c. disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant?s second fiscal half year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

  a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
     and

  b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date:   July 7, 2005
       ------------------


=======================
John A. Nielsen
President - Principal Executive Officer

EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.

I, Nancy D. Osborn, certify that:

1. I have reviewed this report on Form N-CSR of BBH Fund, Inc. on behalf of: BBH Inflation-Indexed
   Securities Fund, BBH International Equity Fund,
   BBH Tax-Efficient Equity Fund, and BBH Broad
   Market Fixed Income Fund, ("registrant");


2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of
   1940) for the registrant and have:

   a. designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

   b. evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and


   c. disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant?s second fiscal half year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and


5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

  a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
     and

  b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date:   July 7, 2005
       ------------------



==========================
Nancy D. Osborn
Treasurer - Principal Financial Officer




EXHIBIT 11(b)
SECTION 906 CERTIFICATIONS

Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of BBH Fund, Inc. ("registrant"), hereby certify, to the best of our knowledge, that the Registrant's Report on Form N-CSR for the period ended October 31, 2004 (the "Report") fully complies with the requirements of Section 13(a) or 15(d), as applicable, of the Securities and Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Date:   July 7, 2005
       ------------------


=======================
John A. Nielsen
President - Principal Executive Officer

Date:   July 7, 2005
       ------------------


=======================
Nancy D. Osborn
Treasurer - Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.
BBH Fund, Inc. April 30, 2005 NCSR page 144 of 144 pages